Wayne Hummer(R)
                               CorePortfolio Fund

Photo of: THOMAS J. ROWLAND
Photo of: DAVID D. COX

DEAR FELLOW SHAREHOLDER,
We are pleased to present the semi-annual financial statements of the Wayne Hummer CorePortfolio Fund (the "Fund") for the period ended September 30, 2002. The net asset value of a Fund share decreased 24.1%1 from $7.43 on September 30, 2001 to $5.64 on September 30, 2002. If dividends were reinvested during this period, the decrease was 23.5%1. During this same period the total return for the S&P 500 Index2 decreased 20.5%. For the first half of this fiscal year, on this same basis, the Fund decreased 28.4%1, virtually matching the S&P 500. Along with the performance results, we also display a listing of the holdings of the Fund, as well as a chart showing the allocation of the portfolio among the broad sectors of the economy.

During the first half of the current fiscal year, the Fund's Board of Trustees declared dividends of $0.015 and $0.02 per share, payable to shareholders on April 25th and July 25th, respectively.

Dazzled by the brilliance of spectacular stock market returns during the decade of the 90's, equity investors have been plunged into a world of darkness. From the peak of the market in March of 2000 to recent market lows, this has been the worst bear market since 1929-1932.

Contrary to our expectations of a year ago, the market is on track to record its third sequential yearly decline. This would represent the first such occurrence since the early 1940s.

Notwithstanding the obvious state of the market, the portrait of the investing landscape is generally pleasing. The economy and corporate profits continue to improve. Quarterly S&P 500 operating earnings has been (or estimated to be) minus 8%, plus 6%, plus 13%, and plus 18%, from the first through the fourth quarter of 2002, respectively. Consumer expenditures and personal income have held up relatively well, and low interest rates, along with a phased-in cut in federal income taxes, should keep the economy on a stable footing. We are also encouraged that steps are being taken to deter future occurrences of the despicable behavior exhibited by a handful of corporate executives, which should help quell concerns about the accuracy of reported earnings, an issue that has particularly plagued large capitalization stocks.

Despite this relatively favorable fundamental backdrop, the question remains:
"When will the bear market end?"

In the short term this is obviously an impossible question to answer. We are going through a highly emotional period in the financial markets. The infinite optimism that dominated the stock market landscape just three years ago has now been replaced with abundant fear and pessimism. However, history has taught us that extreme levels of sentiment tend to mark turning points. In addition, most stock market valuation measures seem to be indicating that the worst may be behind us.

At quarter-end the Fund continued to hold a portfolio of high quality companies, as measured by credit rating. As evidence of this, nearly 40% of the Fund's value was invested in "AAA" rated3 companies (the highest credit ranking), roughly three quarters of the value was in the "AA" rated category or better, and virtually the entire portfolio was in the "A" rated category or better. In addition to having a higher quality portfolio than the S&P 500 Index, as a whole, the Fund also possessed a higher expected rate of earnings growth, based on consensus estimates. Despite this, the Fund's valuation, based on next year's expected earnings, is at a near parity to the S&P 500.

It would seem that higher balance sheet quality and higher growth should logically translate into a premium valuation to the market. However, over the past year, the prices of large, and understandably complex, companies have been hurt by questions regarding the accuracy of reported earnings. As we note above, measures being taken on this front should eventually lift this cloud. This should bode well for the Fund's future relative performance, and, in our minds, reinforces the Fund's strategy of holding a portfolio of the leading companies in each of the major economic sectors of the S&P 500 Index.

We appreciate your confidence during this difficult market environment. While some time may be needed to work through the issues that are currently troubling equity investors, we maintain our long held belief, which has been supported through history, that patience, a disciplined approach, and a long-term focus will be rewarded. We are pleased to be part of your long-term investment planning.

Sincerely,

/s/ Thomas J. Rowland, CFA                  /s/ David D. Cox, CFA

Thomas J. Rowland, CFA                      David D. Cox, CFA
President                                   Portfolio Manager
Wayne Hummer Investment Trust

October 24, 2002

1    The Fund's returns exclude the 2% sales charge.

2 The Standard & Poor's 500 Stock Index measures the performance of an unmanaged group of 500 widely held large-capitalization U.S. stocks.

3    Rated by Standard & Poor's.

PERFORMANCE COMPARISON

WAYNE HUMMER COREPORTFOLIO FUND VS. S&P 500 INDEX

Growth of $10,000 initial investment from inception (August 2, 1999) through September 30, 2002.

LINE CHART:

                                    S&P 500                CorePortfolio Fund
Aug 2 99                            10000                  10000
                                    9955.21                9850
Sep 99                              9682.28                9520
                                    10295                  10420
                                    10504.3                10540
                                    11122.9                11195.6
                                    10564.1                10855.2
                                    10364.4                10344.5
Mar 00                              11378.1                11506.1
                                    11035.8                10749.9
                                    10809.3                10439.3
                                    11075.8                10860.1
                                    10902.6                10830.1
                                    11579.8                11210.8
Sep 00                              10968.4                10229
                                    10922                  10259
                                    10061                  9557
                                    10111                  9196
                                    10469                  9397
                                    9515                   8645
Mar 01                              8912                   7993
                                    9605                   8785
                                    9669                   8825
                                    9434                   8735
                                    9341                   8595
                                    8757                   7961
Sep 01                              8050                   7469
                                    8204                   7700
                                    8833                   8152
                                    8910                   8183
                                    8780                   7871
                                    8611                   7790
Mar 02                              8935                   7981
                                    8393                   7321
                                    8331                   7210
                                    7738                   6776
                                    7135                   6354
                                    7182                   6425
Sep 02                              6346                   5715



AVERAGE ANNUAL TOTAL RETURN AS OF 9/30/02
                                                       SINCE INCEPTION DATE
  ANNUALIZED RETURNS FOR THE                             (AUGUST 2, 1999 -
  FOLLOWING PERIODS:                   1 YEAR           SEPTEMBER 30, 2002)
---------------------------------------------------------------------------
  WAYNE HUMMER
  COREPORTFOLIO FUND
  (assuming 2% sales charge)             (25.01%)           (16.20%)
---------------------------------------------------------------------------
  S&P 500 INDEX                          (20.49%)           (13.16%)
---------------------------------------------------------------------------

Note: This graph compares an initial investment of $10,000 invested in the Wayne Hummer CorePortfolio Fund, adjusted for the maximum sales charge of 2%, with the S&P 500 Index. The S&P 500 is unmanaged. All returns include reinvestment of dividends and capital gain distributions. Past performance does not guarantee future results. Actual investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed may be worth more or less than their original cost.

The graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

PORTFOLIO HIGHLIGHTS

ASSET ALLOCATION BY ECONOMIC SECTOR AS OF 9/30/02:
(% of net assets)

Pie Chart:
2.9%         UTILITIES
3.0%         MATERIALS
3.2%         TELECOMMUNICATION SERVICES
6.8%         ENERGY
10.6%        CONSUMER STAPLES
10.9%        INDUSTRIALS
2.4%         CASH AND OTHER
14.6%        HEALTH CARE
12.8%        INFORMATION TECHNOLOGY
13.6%        CONSUMER DISCRETIONARY
19.2%        FINANCIALS

TOP 10 STOCK HOLDINGS AS OF 9/30/02: (% of net assets)

 1. Wal-Mart Stores, Inc. (Retail)                                     8.5%
 2. General Electric Company (Electrical Equipment)                    8.4%
 3. Citigroup Inc. (Banking)                                           7.3%
 4. Microsoft Corporation (Computer Software & Services)               7.1%
 5. American International Group, Inc. (Insurance)                     6.8%
 6. Pfizer Inc. (Health Care - Drugs)                                  5.9%
 7. Johnson & Johnson (Health Care - Diversified)                      5.3%
 8. Bank of America Corporation (Banking)                              4.7%
 9. The Coca-Cola Company (Beverages)                                  3.9%
10. Exxon Mobil Corporation (Oil)                                      3.9%


Portfolio holdings are subject to change and may not represent future portfolio composition.

PORTFOLIO CHANGES 10/1/02

As stated in the prospectus, the CorePortfolio Fund is rebalanced at the end of each quarter. Based on the September 30, 2002 market capitalization weightings of the Economic Sectors of the S&P 500 and of the individual stocks comprising the S&P 500, the following changes were made to the portfolio:

ADDITIONS
Security                                   Economic Sector
ConocoPhillips                             Energy
United Parcel Service, Inc.                Industrials
Wells Fargo & Company                      Financials

DELETIONS
Security                                   Economic Sector
The Boeing Company                         Industrials
Royal Dutch Petroleum Company              Energy
Travelers Property Casualty Corp. Class A  Financials
Travelers Property Casualty Corp. Class B  Financials

STATEMENTS OF ASSETS AND LIABILITIES

                                      SEPTEMBER 30, 2002
                                             (UNAUDITED)     MARCH 31, 2002
  ASSETS
  Investments, at value:
    Unaffiliated issuers (Cost: $21,171,512
        and $26,298,811, respectively)       $15,284,988        $25,220,503
    Affiliated issuers (Cost: $286,486
        and $274,522, respectively)              286,486            274,522
  Receivable for Fund Shares sold                 74,450             67,496
  Dividends receivable                            27,976             17,401
  Other                                            6,837                592
  Expenses reimbursable in excess of
    expense limitation                             4,500              2,000
---------------------------------------------------------------------------
  Total assets                                15,685,237         25,582,514

  LIABILITIES AND NET ASSETS
  Payable for Fund Shares redeemed                 9,899             21,489
  Due to Wayne Hummer Asset Management Company     5,455              8,745
  Accrued liabilities                              9,445             21,161
---------------------------------------------------------------------------
  Total liabilities                               24,799             51,395
---------------------------------------------------------------------------
  Net assets applicable to 2,778,847 and
     3,223,854 Shares outstanding,
     no par value, equivalent to $5.64
     and $7.92 per Share,
     respectively                            $15,660,438        $25,531,119
===========================================================================

  ANALYSIS OF NET ASSETS
  Paid in capital                            $28,556,277        $31,610,964
  Net unrealized depreciation of investments  (5,886,524)        (1,078,308)
  Accumulated net realized loss on
     sales of investments                     (7,053,349)        (5,030,764)
  Undistributed net investment income             44,034             29,227
===========================================================================
  Net assets applicable to Shares
     outstanding                             $15,660,438        $25,531,119
===========================================================================

  THE PRICING OF SHARES
  Net asset value and redemption price per Share
    ($15,660,438 / 2,778,847 Shares outstanding
     and $25,531,119 / 3,223,854 Shares
     outstanding, respectively)                    $5.64              $7.92
===========================================================================
  Maximum offering price per Share (net asset
     value, plus 2.02% of net asset
     value or 2% of offering price)                $5.76              $8.08
===========================================================================


                 See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS

                                        SIX MONTHS ENDED
                                      SEPTEMBER 30, 2002         YEAR ENDED
                                              (UNAUDITED)    MARCH 31, 2002

  INVESTMENT INCOME:
  Dividends                                     $178,760           $326,319
---------------------------------------------------------------------------

  EXPENSES:
  Management fees                                 40,263            100,241
  Transfer agent fees                             10,429             24,500
  Professional fees                               10,269             21,450
  Registration fees                                5,850             16,090
  Printing costs                                   6,089             13,283
  Custodian fees                                   6,349             11,648
  Portfolio accounting fees                        5,217             11,026
  Trustee fees                                     4,891              9,460
  Other                                              636              2,116
---------------------------------------------------------------------------
  Total expenses                                  89,993            209,814
  Less reimbursement of expenses in excess of
    expense limitation                           (14,500)           (21,863)
---------------------------------------------------------------------------
  Net expenses                                    75,493            187,951
---------------------------------------------------------------------------
  Net investment income                          103,267            138,368
---------------------------------------------------------------------------

  Net realized loss on sales of investments   (2,022,585)        (2,946,238)
  Change in net unrealized depreciation       (4,808,216)         2,802,054
---------------------------------------------------------------------------
  Net loss on investments                     (6,830,801)          (144,184)
---------------------------------------------------------------------------

  Net decrease in net assets resulting
    from operations                          ($6,727,534)           ($5,816)
===========================================================================

                 See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                        SIX MONTHS ENDED
                                      SEPTEMBER 30, 2002         YEAR ENDED
                                              (UNAUDITED)    MARCH 31, 2002

  OPERATIONS:
  Net investment income                         $103,267           $138,368
  Net realized loss on sales of investments   (2,022,585)        (2,946,238)
  Change in net unrealized depreciation       (4,808,216)         2,802,054
---------------------------------------------------------------------------
  Net decrease in net assets resulting
    from operations                           (6,727,534)            (5,816)

  DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                         (104,008)          (122,359)
  Net realized gains on investments                - 0 -              - 0 -
---------------------------------------------------------------------------
  Total dividends to shareholders               (104,008)          (122,359)

  FUND SHARE TRANSACTIONS:
  Proceeds from Shares sold                    1,187,601          5,791,139
  Shares issued upon reinvestment of dividends   102,475            120,684
---------------------------------------------------------------------------
                                               1,290,076          5,911,823
  Less payments for Shares redeemed            4,329,215          2,855,470
---------------------------------------------------------------------------
  Increase (decrease) from Fund Share
     transactions                             (3,039,139)         3,056,353
---------------------------------------------------------------------------

  Total increase (decrease) in net assets     (9,870,681)         2,928,178

  NET ASSETS:
  Beginning of period                         25,531,119         22,602,941
---------------------------------------------------------------------------
  End of period (including undistributed
    net investment income of $44,034
    and $29,227, respectively)               $15,660,438        $25,531,119
===========================================================================


                 See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                               FOR THE PERIOD
                                                                    AUGUST 2,
                         SIX MONTHS ENDED          YEAR ENDED          1999 -
                       SEPTEMBER 30, 2002           MARCH 31,       MARCH 31,
                               (UNAUDITED)       2002       2001         2000


  NET ASSET VALUE,
    BEGINNING OF PERIOD             $7.92       $7.97     $11.49       $9.80

  INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income              0.04        0.04       0.03        0.02
  Net realized and unrealized
    gains (losses) on investments   (2.28)      (0.05)     (3.53)       1.69
-----------------------------------------------------------------------------
  Total from investment operations  (2.24)      (0.01)     (3.50)       1.71

  Less distributions:
  Dividends from net
    investment income               (0.04)      (0.04)     (0.02)      (0.02)
-----------------------------------------------------------------------------
  NET ASSET VALUE,
    END OF PERIOD                   $5.64       $7.92      $7.97      $11.49
=============================================================================
  TOTAL RETURN (a)                 (28.39%)     (0.14%)   (30.53%)     17.41%

  RATIOS AND SUPPLEMENTARY DATA
  Net assets, end of period
     ($000's)                      15,660      25,531     22,603      26,983
  Ratio of total expenses to
    average net assets (b)           0.75%(c)    0.75%      0.75%       0.75%(c)
  Ratio of net investment income
    to average net assets (b)        1.02%(c)    0.56%      0.22%       0.30%(c)
  Portfolio turnover rate              37%(c)      28%        57%         37%(c)


  NOTES TO FINANCIAL HIGHLIGHTS:

  a.) Excludes 2% sales charge.

  b.) During the six months ended September 30, 2002, and the fiscal periods ended March 31, 2002, 2001 and 2000, expenses in excess of the expense limitation were reimbursable from the Investment Adviser. Absent the expense limitation, the ratio of expenses to average net assets would have increased and the ratio of net investment income to average net assets would have decreased by 0.14%, 0.08%, 0.08% and 0.04%, respectively.

  c.) Ratios have been determined on an annualized basis.

                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2002 (UNAUDITED)


                        NUMBER OF SHARES              VALUE
===========================================================

COMMON STOCKS (97.6%)

Consumer Discretionary 13.6%
The Home Depot, Inc.              14,238           $371,612
Viacom Inc. Class B (a)           10,714            434,453
Wal-Mart Stores, Inc.             27,000          1,329,480
-----------------------------------------------------------
                                                  2,135,545

Consumer Staples 10.6%
The Coca-Cola Company             12,878            617,629
Philip Morris Companies Inc.      11,133            431,960
The Procter and Gamble
   Company                         6,751            603,404
-----------------------------------------------------------
                                                  1,652,993

Energy 6.8%
ChevronTexaco Corporation          3,014            208,720
Exxon Mobil Corporation           19,165            611,364
Royal Dutch Petroleum
   Company (ADR) *                 5,993            240,739
-----------------------------------------------------------
                                                  1,060,823

Financials 19.2%
American International
   Group, Inc.                    19,492          1,066,213
Bank of America Corporation       11,485            732,743
Citigroup Inc.                    38,336          1,136,662
Travelers Property Casualty
   Corp. Class A (a)**             1,656             21,859
Travelers Property Casualty
   Corp. Class B (a)**             3,402             46,029
-----------------------------------------------------------
                                                  3,003,506

Health Care 14.6%
Johnson & Johnson                 15,409            833,319
Merck & Co., Inc.                 11,585            529,550
Pfizer Inc.                       31,899            925,709
-----------------------------------------------------------
                                                  2,288,578

Industrials 10.9%
3M Company                         2,097            230,607
The Boeing Company                 4,509            153,892
General Electric Company          53,600          1,321,240
-----------------------------------------------------------
                                                  1,705,739

Information Technology 12.8%
Intel Corporation                 31,325            435,104
International Business
   Machines Corporation            8,026            468,638
Microsoft Corporation (a)         25,337          1,108,240
-----------------------------------------------------------
                                                  2,011,982



                        NUMBER OF SHARES              VALUE
===========================================================

Materials 3.0%
Dow Chemical Company               7,074           $193,191
Du Pont (E.I. ) de Nemours
   and Company                     7,758            279,831
-----------------------------------------------------------
                                                    473,022

Telecommunication Services 3.2%
SBC Communications Inc.           11,711            235,391
Verizon Communications Inc.        9,516            261,119
-----------------------------------------------------------
                                                    496,510

Utilities 2.9%
Duke Energy Corporation           10,357            202,479
The Southern Company               8,819            253,811
-----------------------------------------------------------
                                                    456,290

-----------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $21,171,512)                              15,284,988
-----------------------------------------------------------

SHORT-TERM INVESTMENTS (1.8%)

INVESTMENT IN AFFILIATED INVESTMENT
COMPANY
Wayne Hummer Money Market Fund
(Cost:  $286,486)                                   286,486
-----------------------------------------------------------
TOTAL INVESTMENTS  (99.4%)
(Cost:  $21,457,998) (b)                         15,571,474
CASH AND OTHER ASSETS,
   LESS LIABILITIES (0.6%)                           88,964
-----------------------------------------------------------

Net Assets (100.0%)                             $15,660,438
===========================================================



NOTES TO PORTFOLIO OF INVESTMENTS:

(a) Non-income producing security.

(b) Based on the cost of investments of $21,496,723 for federal income tax purposes at September 30, 2002, the aggregate gross unrealized appreciation was $222,292, the aggregate gross unrealized depreciation was $6,147,541 and the net unrealized depreciation of investments was $5,925,249.

*  American Depository Receipt

** Spun-off from Citigroup Inc. on August 21, 2002.


                 See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Wayne Hummer Investment Trust (the "Trust") is an open-end investment company organized as a Massachusetts business trust. The Trust consists of four investment portfolios, Wayne Hummer CorePortfolio Fund, Wayne Hummer Growth Fund, Wayne Hummer Income Fund and Wayne Hummer Money Market Fund, each operating as a separate mutual fund. Presented herein are the financial statements of the Wayne Hummer CorePortfolio Fund (the "Fund"). The Fund commenced investment operations on August 2, 1999, and may issue an unlimited number of full and fractional units of beneficial interest ("Shares"). The Fund seeks to achieve long-term capital growth by investing in a passively-managed portfolio of large-cap stocks.

2. SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION

Investments are stated at value. Each listed and unlisted security for which last sale information is regularly reported is valued at the last reported sale price on that day. If there has been no sale on such day, the last reported sale price prior to that day is utilized if such sale is between the closing bid and asked price of the current day. If the last price on a prior day is not between the current day's closing bid and asked price, then the value of such security is taken to be the mean between the current day's closing bid and asked price. Any unlisted security for which last sale information is not regularly reported is valued at the highest closing bid price determined on the basis of reasonable inquiry. Fixed income securities are valued by using market quotations or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Debt securities having a remaining maturity of 60 days or less are valued on an amortized cost basis. Investments in other investment companies are valued at net asset value. Restricted securities and any other securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis and includes amortization of premiums and accretions of discounts.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. In those cases, actual results may differ from estimates.

3. FUND SHARE VALUATION AND DIVIDENDS TO SHAREHOLDERS
Net asset value per Share generally is determined, on each day the New York Stock Exchange (the "Exchange") is open for trading, as of the close of regular trading on the Exchange by dividing the value of net assets (total assets less liabilities) by the total number of Shares outstanding.

Ordinary income dividends are normally declared and paid in April, July, October and December. Capital gains dividends, if any, are paid at least annually. Dividends will be reinvested in additional Shares unless a shareholder requests payment in cash. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. The amount and character of distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States.

4. FEDERAL INCOME TAXES

It is the Fund's policy to comply with the special provisions of the Internal Revenue Code available to investment companies and, in the manner provided therein, to distribute all of its taxable income, as well as any net realized gain on sales of investments. Such provisions were complied with and therefore no federal income tax is imposed on the Fund for distributions to shareholders.

At September 30, 2002, there were no significant differences between the book basis and the tax basis components of net assets, other than differences in net unrealized appreciation (depreciation) in the value of investments attributable to the tax deferral of losses on certain sales of securities.

The accumulated net realized loss on sales of investments for federal income tax purposes at March 31, 2002, amounting to $4,997,271, is available to offset future capital gains. If not applied, $156,976 of the loss carryforward expires in 2008, $1,927,550 expires in 2009 and $2,912,745 expires in 2010.

5. TRANSACTIONS WITH AFFILIATES
The Fund has an Investment Advisory and Management Agreement and a Portfolio Accounting Services Agreement with Wayne Hummer Asset Management Company ("Investment Adviser"). For advisory and management services and facilities furnished, the Fund pays fees of .40 of 1% of average daily net assets. The Investment Adviser is obligated to reimburse the Fund to the extent that the Fund's ordinary operating expenses, including the fee of the Investment Adviser, exceeds 0.75% of the average daily net assets of the Fund. The Adviser is entitled to reimbursement from the Fund of any fees waived during the first five years of operations pursuant to an Expense Limitation Agreement if such reimbursements do not cause the Fund to exceed expense limitations. During the period ended September 30, 2002, and the year ended March 31, 2002, the Fund incurred management fees of $40,263 and $100,241, respectively and the Investment Adviser was obligated to reimburse the Fund for excess expenses of $14,500 and $21,863, respectively.

The Fund pays the Investment Adviser a portfolio accounting services fee based on the level of average daily net assets plus out-of-pocket expenses.

Wintrust Financial Corporation ("Wintrust") is the sole shareholder of the Investment Adviser and the sole shareholder of North Shore Community Bank and Trust Company, the sole member of Wayne Hummer Investments L.L.C. ("WHI"). WHI serves as Shareholder Service Agent without compensation from the Fund. WHI also serves as Distributor and received commissions of $18,976 and $95,821 from the sale of Fund Shares during the period ended September 30, 2002, and the year ended March 31, 2002, all of which were paid to brokers affiliated with the Distributor.

Pursuant to an Exemptive Order granted by the Securities and Exchange Commission, the Fund may invest in the Wayne Hummer Money Market Fund ("Money Fund"), a mutual fund managed by the Investment Adviser. The Money Fund is offered as a cash management option to the Fund and other accounts managed by the Investment Adviser. The Investment Adviser is obligated to waive any advisory fees earned from the Money

Fund on such investments. Distributions received from the Money Fund are reflected as dividend income in the Statements of Operations. Amounts relating to these investments were as follows:

                                     SIX MONTHS ENDED            YEAR ENDED
                                   SEPTEMBER 30, 2002        MARCH 31, 2002

  Purchases                                $1,349,542            $4,614,619
  Sales Proceeds                           $1,337,578            $4,775,049
  Dividend Income                              $1,471               $10,447
  Value                                      $286,486              $274,522
  % of Net Assets                                1.8%                  1.1%

Mr. Steven Becker, an "interested" trustee of the Fund (within the meaning of the Investment Company Act of 1940), is also an officer and director of WHI and a shareholder of Wintrust. During the period ended September 30, 2002, and the year ended March 31, 2002, the Fund made no direct payments to its officers or Mr. Becker and incurred trustee fees for its disinterested trustees of $4,891 and $9,460, respectively.

6. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) were as follows:

                                     Six months ended            Year ended
                                   September 30, 2002        March 31, 2002

  Purchases                                $3,679,134           $10,048,071
  Proceeds from sales                      $6,783,848            $6,835,514

7. FUND SHARE TRANSACTIONS

Proceeds and payments on Fund Shares as shown in the Statements of Changes in Net Assets are with respect to the following number of shares:

                                     SIX MONTHS ENDED            YEAR ENDED
                                   SEPTEMBER 30, 2002        MARCH 31, 2002

  Shares sold                                 176,406               723,124
  Shares issued upon reinvestment
     of dividends                              16,066                14,696
---------------------------------------------------------------------------
                                              192,472               737,820
  Shares redeemed                            (637,479)             (351,282)
---------------------------------------------------------------------------
  Net increase (decrease) in
     Shares outstanding                      (445,007)              386,538
===========================================================================

8. FEDERAL TAX STATUS OF 2002 DIVIDENDS

The income dividends are taxable as ordinary income. The dividends paid to you, whether received in cash or reinvested in Shares, must be included on your federal income tax return and must be reported by the Fund to the Internal Revenue Service in accordance with U.S. Treasury Department regulations. An amount equal to 100% of ordinary income dividends paid during 2002 qualifies for the dividends-received deduction available to corporations as provided by the Internal Revenue Code.

FUND OVERVIEW

The investment objective of the Wayne Hummer CorePortfolio Fund (the "Fund") is to achieve long-term capital growth by investing in a passively-managed portfolio of large-cap stocks. The Fund's prospectus contains detailed information about permissible investments.

SERVICES AVAILABLE TO SHAREHOLDERS

SYSTEMATIC INVESTING

Simplify your savings strategy by automating your investments. The following plans allow you to purchase additional shares of the Fund for as little as $100 per month. Systematic Investment Plan You can set up a monthly withdrawal from your checking or savings account and automatically purchase shares of the Fund.

PAYROLL DIRECT DEPOSIT PLAN

You may authorize your employer to deduct money from your payroll check and send it directly to the Fund. Social Security and other Government Checks By giving instructions to the U.S. government, they can send your payments directly to your Fund account. Of course, even with automatic investing, the Fund cannot assure a profit or protect you against a loss in a declining market. Actual investment return and principal value of an investment will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

IRA OR RETIREMENT PLANS

Shares of the Fund may be a suitable addition to your IRA or pension plan. Contact your Investment Executive for complete details on the expanded options available for retirement planning, including the Roth IRA.

INTERNET ADDRESS: WWW.WHUMMER.COM

Those who enjoy using the computer to access information can view their account activity online. You can also find the prospectus and current prices for the Fund, along with daily market commentary and research information from Wayne Hummer Investments L.L.C.

CONTACT THE FUND AT 1-888-621-5588 OR YOUR INVESTMENT EXECUTIVE AT 1-800-621-4477 FOR MORE INFORMATION ON EACH OF THESE SERVICES.

BOARD OF TRUSTEES

Steven R. Becker
Chairman

Charles V. Doherty
Joel D. Gingiss

Patrick B. Long
James J. Riebandt

Eustace K. Shaw

START INVESTING TODAY...


For further information on any of the funds or fund services or to discuss which Fund may be appropriate for your investment needs, please contact your Wayne Hummer Investment Executive or the Fund.

CHICAGO     Toll-free: 800-621-4477   Local: 312-431-1700
            300 South Wacker Drive   Chicago, Illinois 60606-6607

APPLETON    Toll-free: 800-678-0833   Local: 920-734-1474
            200 East Washington Street   Appleton, Wisconsin 54911-5468

INTERNET    www.whummer.com

This report must be preceded or accompanied by a current prospectus of the Wayne Hummer Investment Trust.

Logo: WAYNE HUMMER(R) INVESTMENTS

                                   Distributor                             10/02




Logo: WAYNE HUMMER(R) INVESTMENTS

300 South Wacker Drive
Chicago, Illinois 60606-6607


PRESORTED
FIRST CLASS
US POSTAGE PAID
PERMIT #3600
BERWYN, IL 60402

Forwarding Service Requested

                                 Wayne Hummer(R)
                                   Growth Fund

Photo of: Thomas J. Rowland

SEMI-ANNUAL
FINANCIAL STATEMENTS (UNAUDITED)
September 30, 2002

DEAR FELLOW SHAREHOLDER:
Dazzled by the brilliance of spectacular stock market returns during the decade of the 90's, equity investors have been plunged into a world of darkness. From the peak of the market in March of 2000 to recent market lows, this has been the worst bear market since 1929-1932. Contrary to our expectations of a year ago, the market is on track to record its third sequential yearly decline. This would represent the first such occurrence since the early 1940s.

The latest quarter, ended September 30, dealt equity investors the worst quarterly return, as measured by the S&P 500 Index1, since December 1987, down 17.3%. The backdrop was equally painful for the Russell Midcap Index2, which suffered a 17.6% loss. Though of little consolation, the Fund performed modestly better than these market indicators, registering a drop of 14.3%3.

In what is at least a partial reflection of this stock market weakness, the fixed income market soared as beleaguered equity investors sought relief. The Lehman Brothers Aggregate Bond Index4 returned 4.6% for the three-month period, a remarkable performance that has been bettered by only three other quarters in the last decade.

Not particularly consoling, but a revelation nevertheless, is the even more dramatic fall in stock prices on the major foreign exchanges. One of our stated concerns soon after last year's acts of terrorism was the possibility that global flows of capital and goods would be restricted. Data that validates this fear is limited at this time, but there is anecdotal evidence aplenty. Geopolitical influences that serve to lessen the trans-national allocation of resources are clearly a negative, but particularly for multi-national firms. Although midcap firms are less exposed to the turbulence of overseas economies, they are not immune to general stock market trends. It is in the context of this continuing difficult period for the stock market that this report of the semi-annual financial statements of the Wayne Hummer Growth Fund on September 30, 2002 is presented.

The net asset value of a Fund share decreased 14.4%3 from $33.39 on September 30, 2001 to $28.59 on September 30, 2002. If dividends as well as distributions from capital gains were reinvested during this period, the decrease was 11.9%3. During this same period the total return for the Russell Midcap Index was negative 9.0%. For the first half of this fiscal year the Fund's return, including reinvested dividends and capital gain distributions was a negative 24.7%3, compared to a negative 25.5% for the Russell Midcap Index. During the first half of the current fiscal year, the Fund's Board of Trustees declared a dividend of $0.01 per share and a capital gain distribution of $0.32 payable to shareholders on April 25, 2002.

Notwithstanding the obvious state of the market, the portrait of the investing landscape is generally pleasing. The year-over-year change in quarterly S&P 500 operating earnings has been (or is conservatively estimated to be) minus 8%, plus 6%, plus 13%, and plus 18%, from the first through the fourth quarter of calendar 2002, respectively. This pattern of ascending numbers can be rightly expected at this stage of the economic cycle. Meanwhile, consumer expenditures and personal income figures tallied by the Commerce Department remain healthy. And while the rate of growth of these figures may occasionally slow from month to month, low interest rates and a phased-in cut in federal income taxes should keep the economy on a stable footing.

And so what light can be shed on the bear market in stock prices?

Aside from the potential disruption to global capital flows referenced above, also playing a role is the well-publicized malfeasance of selective corporate management teams. Regrettably, light-fingered thievery in the corporate suites has long been with us, but the reported dollar amounts involved in several recent episodes leaves one gasping. For stock market strategists, one consequence of this fraud, coupled with the unending stream of "non-recurring" charges, is an uncertainty on the matter of what the aggregate "true" earnings of the stock market has been.

Developing earnings estimates for both individual companies and the market indices has always been enshrouded in the fogginess of needed assumptions. Confronting us now is the question of whether past earnings are serving as a reliable reference point. That the price/earnings (P/E) multiple ascribed to earnings has been in decline should hardly be surprising, given that this metric, to a great degree, represents market sentiment. Accounting practices that abet the reporting of earnings that can be misleading undermine not only the earnings component of valuation, but also this measure of sentiment as reflected in P/Es.

One enabling tool of corporate fraud has been the compensation schemes of both accounting firms and Wall Street investment houses. On-going changes in these institutions offer the ray of hope that the most egregious forms of corporate behavior can be prevented. And if this proves insufficient, the specter of being nabbed by a justice system no longer blind to such acts will prove a deterrent.

Finally, sentiment has soured to the point that sellers are acting in the belief that prices are inevitably going lower. This is easier to believe if one recalls the dot.com mania. While the distance between today's despair and yesterday's exuberance can be measured in light-years, the stocks that aided the market in achieving above average returns were being bought on the fanciful notion that they could only go higher. We are now experiencing the mirror image of that phenomenon.

There is no looking glass that can yield a view of when such extremes come to an end. For the stock market investor however, the risk of equity ownership now seems to be one of time, rather than price. Most traditional measures of valuation, utilizing interest rates and expected growth in corporate profits as input factors, indicate that the stock market is not over valued at current levels. Still, the passage of time is a likely requirement before investors become focused on something other than the concerns filling their field of vision.

As always, we are pleased to be a part of your long-term investment planning.

Sincerely,

/s/ Thomas J. Rowland, CFA

Thomas J. Rowland, CFA
President
Wayne Hummer Investment Trust

October 24, 2002

1 The Standard &Poor's 500 Stock Index measures the performance of an unmanaged group of 500 widely held large-capitalization U.S. stocks.

2 The Russell Midcap Index measures the performance of an unmanaged group of about 800 medium sized U.S. companies.

3    The Fund's returns exclude the 2%sales charge.

4 The Lehman Brothers Aggregate Bond Index measures the performance of an unmanaged group of investment-grade U.S. Treasury securities, corporate bonds and mortgage-back bonds.

PERFORMANCE COMPARISON

WAYNE HUMMER GROWTH FUND VS. S&P 500 INDEX
AND RUSSELL MIDCAP INDEX

Growth of $10,000 initial investment for a 10 year period ended September 30, 2002.

Line Chart:
                  Growth Fund            Russell Midcap         S&P 500
1992              10000                  10000                  10000
                  10198.9                11049.9                10507
1993              10236.6                11650.5                10960.7
                  10104.7                11834.2                11005.6
                  10148                  12467.7                11287.4
                  10563.9                12630.1                11626
1994              10166.4                12256.7                11183
                  10044.1                11991.7                11221.1
                  10501.5                12673.8                11773.1
                  10467.3                12365.8                11770.8
1995              11492.5                13652.9                12916.1
                  11787.8                14795.3                14135.4
                  12228.7                16107.1                15260.5
                  13065.3                16626.2                16177.7
1996              13348.8                17626.8                17045.9
                  13592.4                18123.4                17801
                  13840.1                18691.1                18349.3
                  14617.5                19784.9                19883.3
1997              14899.3                19622.9                20416.1
                  17065.9                22284                  23974.7
                  18626                  25242.9                25772.8
                  19029.9                25523.9                26516.1
1998              20944.5                28282.4                30215
                  20951.7                27854.1                31212.1
                  18378.2                23725.7                28106.5
                  22369.8                28099.2                34090.4
1999              22278.6                27966.1                35788.1
                  24969.3                31005.9                38311.2
                  23512.9                28342.4                35920.6
                  30907.4                33225.5                41261.9
2000              31485.7                36575.9                42206.8
                  29761.7                34926.5                41085.6
                  30050.1                37304                  40687.5
                  29754.7                35965.9                37501.7
2001              26689.4                32192.8                33057.7
                  28300.9                35257.1                34991.6
                  24841.6                28961.7                29861.8
                  27736.1                33943.8                33054.1
2002              29063.7                35384.7                33146.6
                  25547.3                32004.3                28708.3
                  21881.3                26360.3                23750.4


AVERAGE ANNUAL TOTAL RETURN AS OF 9/30/02
  ANNUALIZED RETURNS FOR THE
  FOLLOWING PERIODS:                     1 YEAR       5 YEAR       10 YEAR
==========================================================================
  WAYNE HUMMER
  GROWTH FUND
  (assuming 2% sales charge)            (13.68%)        2.86%        8.15%
--------------------------------------------------------------------------
  RUSSELL MIDCAP INDEX                   (8.98%)        0.87%       10.18%
--------------------------------------------------------------------------
  S&P 500 INDEX                         (20.49%)       (1.62%)       8.99%
--------------------------------------------------------------------------

Note: This graph compares an initial investment of $10,000 invested in the Wayne Hummer Growth Fund, adjusted for the maximum sales charge of 2%, with the S&P 500 and Russell Midcap Indices. The S&P 500 and Russell Midcap are unmanaged. All returns include reinvestment of dividends and capital gain distributions. Past performance does not guarantee future results. Actual investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed may be worth more or less than their original cost.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

PORTFOLIO HIGHLIGHTS

 TOP 10 STOCK HOLDINGS AS OF 9/30/02: (% of net assets)


  1. Cardinal Health, Inc. (Distributors - Food and Health)             6.8%
  2. Patterson Dental Company (Distributors - Dental Supplies
        and Equipment)                                                  6.2%
  3. Illinois Tool Works Inc. (Manufacturing - Diversified)             4.7%
  4. Avery Dennison Corporation (Manufacturing -
        Office Supplies and Forms)                                      4.4%
  5. Northern Trust Corporation (Banking)                               4.3%
  6. H&R Block, Inc. (Commercial Services - Finance)                    4.1%
  7. McCormick & Company, Incorporated (Foods)                          3.7%
  8. Fastenal Company (Distribution Wholesale - Building Supplies)      3.6%
  9. Old Republic International Corporation (Insurance - Finance)       3.5%
 10. QUALCOMM Incorporated (Communications Equipment)                   3.4%


PORTFOLIO CHANGES 4/1/02 - 9/30/02

                                                         SHARE     HOLDINGS
 ADDITIONS                                              CHANGE   ON 9/30/02
===========================================================================
Capital One Financial Corporation                       50,000       50,000
Fiserv, Inc.                                            25,000      100,000
Molex Incorporated Class A                              30,000      100,000
Photronics, Inc.                                        30,000      150,000


                                                         SHARE     HOLDINGS
 REDUCTIONS                                             CHANGE   ON 9/30/02
===========================================================================
ADC Telecommunications, Inc.                           360,000          -0-
Autoliv, Inc.                                           40,920          -0-
AON Corporation                                         67,500          -0-
Cardinal Health, Inc.                                   15,000      135,000
Emerson Electric Co.                                    25,000       25,000
PepsiCo, Inc.                                           25,000          -0-

STATEMENTS OF ASSETS AND LIABILITIES

                                      SEPTEMBER 30, 2002
                                              (UNAUDITED)    MARCH 31, 2002

  ASSETS
  Investments, at value:
    Unaffiliated issuers (Cost: $76,507,998
      and $77,479,750, respectively)        $115,033,690       $158,164,981
    Affiliated issuers (Cost: $7,859,404
      and $6,273,547, respectively)            7,859,404          6,273,547
  Receivable for investments sold                511,085              - 0 -
  Receivable for Fund Shares sold                 27,561            328,617
  Dividends receivable                           139,165            164,871
  Other                                           21,705             12,533
---------------------------------------------------------------------------
  Total assets                               123,592,610        164,944,549
---------------------------------------------------------------------------

  LIABILITIES AND NET ASSETS
  Payable for Fund Shares redeemed               105,317             11,765
  Due to Wayne Hummer Asset
    Management Company                            81,419            102,316
  Accrued liabilities                             18,686             33,890
---------------------------------------------------------------------------
  Total liabilities                              205,422            147,971
---------------------------------------------------------------------------
  Net assets applicable to 4,315,929 and
    4,302,106 Shares outstanding, no par
    value, equivalent to $28.59 and
    $38.31 per Share, respectively           $123,387,188      $164,796,578
===========================================================================

  ANALYSIS OF NET ASSETS
  Paid in capital                            $83,638,721        $82,749,891
  Net unrealized appreciation of investments  38,525,692         80,685,231
  Undistributed net realized gain on
    sales of investments                       1,225,156          1,342,724
  Accumulated net investment income (loss)        (2,381)            18,732
---------------------------------------------------------------------------
  Net assets applicable to Shares
     outstanding                            $123,387,188       $164,796,578
===========================================================================

  The Pricing of Shares
  Net asset value and redemption price per Share
    ($123,387,188 / 4,315,929 Shares outstanding
    and $164,796,578 / 4,302,106 Shares
    outstanding, respectively)                    $28.59             $38.31
===========================================================================
  Maximum offering price per Share (net asset
    value, plus 2.02% of net asset
    value or 2% of offering price)                $29.17             $39.09
===========================================================================


               See accompanying notes to the financial statements.

STATEMENTS OF OPERATIONS

                                        SIX MONTHS ENDED
                                      SEPTEMBER 30, 2002         YEAR ENDED
                                             (UNAUDITED)     MARCH 31, 2002
===========================================================================

  INVESTMENT INCOME:
  Dividends                                    $697,387          $1,516,589
---------------------------------------------------------------------------

  EXPENSES:
  Management fees                               548,843          1,161,614
  Transfer agent fees                            25,000             52,954
  Professional fees                              26,149             49,263
  Trustee fees                                   25,600             34,705
  Custodian fees                                 15,947             29,576
  Portfolio accounting fees                      11,497             23,520
  Registration fees                               7,947             13,701
  Printing costs                                  9,085             11,939
  Other                                           5,450              8,689
---------------------------------------------------------------------------
  Total expenses                                675,518          1,385,961
---------------------------------------------------------------------------
  Net investment income                          21,869            130,628
---------------------------------------------------------------------------

  Net realized gain on sales
     of investments                           1,257,861          4,246,564
  Change in net unrealized appreciation     (42,159,539)         8,958,714
---------------------------------------------------------------------------
  Net gain (loss) on investments            (40,901,678)        13,205,278
---------------------------------------------------------------------------

  Net increase (decrease) in net assets
    resulting from operations              ($40,879,809)       $13,335,906
===========================================================================


                 See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                       SIX MONTHS ENDED
                                     SEPTEMBER 30, 2002          YEAR ENDED
                                             (UNAUDITED)     MARCH 31, 2002

  OPERATIONS:
  Net investment income                         $21,869            $130,628
  Net realized gain on sales of investments   1,257,861           4,246,564
  Change in net unrealized appreciation      (42,159,539)         8,958,714
---------------------------------------------------------------------------
  Net increase (decrease) in net assets
    resulting from operations                (40,879,809)        13,335,906

  DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                          (42,982)          (294,668)
  Net realized gains on investments           (1,375,429)        (3,073,967)
---------------------------------------------------------------------------
  Total dividends to shareholders             (1,418,411)        (3,368,635)
---------------------------------------------------------------------------

  FUND SHARE TRANSACTIONS:
  Proceeds from Shares sold                   5,688,698           8,486,781
  Shares issued upon reinvestment
     of dividends                             1,361,957           3,243,577
---------------------------------------------------------------------------
                                              7,050,655          11,730,358
  Less payments for Shares redeemed           6,161,825           9,118,058
---------------------------------------------------------------------------
  Increase from Fund Share transactions         888,830           2,612,300
---------------------------------------------------------------------------

  Total increase (decrease) in net assets    (41,409,390)        12,579,571

  NET ASSETS:
  Beginning of period                       164,796,578         152,217,007
---------------------------------------------------------------------------
  End of period (including undistributed
    net investment income (loss) of
    ($2,381) and $18,732, respectively)    $123,387,188        $164,796,578
===========================================================================


                 See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS ENDED
                                   SEPTEMBER 30, 2002                 YEAR ENDED MARCH 31,
                                          (UNAUDITED)       2002        2001        2000        1999
====================================================================================================

  NET ASSET VALUE, BEGINNING OF PERIOD         $38.31     $35.96      $46.83      $36.66      $36.10

  Income from investment operations:
  Net investment income                          0.01       0.02        0.05        0.06        0.14
  Net realized and unrealized gains
    (losses) on investments                     (9.40)      3.13       (6.73)      14.17        2.09
----------------------------------------------------------------------------------------------------
  Total from investment operations              (9.39)      3.15       (6.68)      14.23        2.23

  Less distributions:
  Dividends from net investment income          (0.01)     (0.06)      (0.02)      (0.07)      (0.16)
  Distributions from net realized gains
    on investments                              (0.32)     (0.74)      (4.17)      (3.99)      (1.51)
----------------------------------------------------------------------------------------------------
  Total distributions                           (0.33)     (0.80)      (4.19)      (4.06)      (1.67)
----------------------------------------------------------------------------------------------------

  Net asset value, end of period               $28.59     $38.31      $35.96      $46.83      $36.66
====================================================================================================
  TOTAL RETURN (a)                            (24.71%)     8.90%     (15.23%)     41.33%       6.37%

  RATIOS AND SUPPLEMENTARY DATA
  Net assets, end of period ($000's)          123,387    164,797     152,217     185,665     139,494
  Ratio of total expenses to average
    net assets                                  0.93%(b)   0.89%       0.91%       0.95%       0.94%
  Ratio of net investment income to
    average net assets                          0.03%(b)   0.08%       0.13%       0.15%       0.41%
  Portfolio turnover rate                          3%(b)      5%          9%         10%         12%


NOTES TO FINANCIAL HIGHLIGHTS:

a.) Excludes sales charge of 2%, which was effective August 1, 1999 for new accounts.

b.) Ratios have been determined on an annualized basis.

                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2002 (UNAUDITED)





                        NUMBER OF SHARES              VALUE
===========================================================
COMMON STOCKS (93.2%)

Consumer Discretionary 7.9%
Borders Group, Inc. (a)          120,000         $1,896,000
The Gap, Inc.                     75,000            813,750
Interpublic Group
   of Companies, Inc.            185,000          2,932,250
LA-Z-Boy Incorporated            110,000          2,552,000
Royal Caribbean
   Cruises Ltd.                  100,000          1,592,000
-----------------------------------------------------------
                                                  9,786,000

Consumer Staples 5.7%
CVS Corporation                  100,000          2,535,000
McCormick & Company,
   Incorporated                  200,000          4,560,000
-----------------------------------------------------------
                                                  7,095,000

Energy 1.9%
Burlington Resources, Inc.        60,000          2,301,600
-----------------------------------------------------------


Financials 12.7%
Capital One Financial
   Corporation                    50,000          1,746,000
Cincinnati Financial
   Corporation                    90,000          3,202,200
Northern Trust
   Corporation                   140,000          5,280,800
Old Republic International
   Corporation                   150,000          4,257,000
TCF Financial
   Corporation                    28,000          1,185,240
-----------------------------------------------------------
                                                 15,671,240

Health Care 22.2%
Apogent Technologies
   Inc. (a)                      140,000          2,612,400
Cardinal Health, Inc.            135,000          8,397,000
The Cooper
   Companies, Inc.                63,000          3,307,500
Health Management
   Associates, Inc. (a)          150,000          3,033,000
Patterson Dental
   Company (a)                   150,000          7,677,000
STERIS Corporation (a)            60,000          1,494,600
Watson Pharmaceuticals,
   Inc. (a)                       35,000            857,850
-----------------------------------------------------------
                                                 27,379,350


                        NUMBER OF SHARES              VALUE
===========================================================

Industrials 29.1%
Avery Dennison
   Corporation                    95,000         $5,413,100
H&R Block, Inc.                  120,000          5,041,200
Cintas Corporation                60,000          2,515,200
Concord EFS, Inc. (a)            120,000          1,905,600
DeVry, Inc. (a)                   90,000          1,675,800
Emerson Electric Co.              25,000          1,098,500
Fastenal Company                 140,000          4,421,200
Fiserv, Inc. (a)                 100,000          2,808,000
IDEX Corporation                  50,000          1,427,500
Illinois Tool Works Inc.         100,000          5,833,000
Molex Incorporated
   Class A                       100,000          2,099,900
Regal-Beloit Corporation         100,000          1,711,000
-----------------------------------------------------------
                                                 35,950,000

Information Technology 10.0%
Applied Materials, Inc. (a)      320,000          3,696,000
Kronos Incorporated (a)           90,000          2,216,700
Photronics, Inc. (a)             150,000          1,509,000
QUALCOMM
   Incorporated (a)              150,000          4,143,000
Sun Microsystems, Inc. (a)       280,000            725,200
-----------------------------------------------------------
                                                 12,289,900

Materials 3.3%
RPM, Inc.                        125,000          1,757,500
Sonoco Products
   Company                       110,000          2,344,100
-----------------------------------------------------------
                                                  4,101,600

Telecommunication Services 0.4%
Broadwing Inc. (a)               150,000            297,000
Western Wireless Corporation
   Class A (a)                    60,000            162,000
-----------------------------------------------------------
                                                    459,000
-----------------------------------------------------------

TOTAL COMMON STOCKS
(Cost:  $76,507,998)                            115,033,690
-----------------------------------------------------------

                                                      VALUE
===========================================================

SHORT-TERM INVESTMENTS (6.4%)

INVESTMENT IN AFFILIATED INVESTMENT COMPANY
Wayne Hummer Money Market
   Fund (Cost: $7,859,404)                       $7,859,404
-----------------------------------------------------------




                                                      Value
===========================================================
TOTAL INVESTMENTS (99.6%)
(Cost: $84,367,402) (b)                        $122,893,094

CASH AND OTHER ASSETS,
LESS LIABILITIES (0.4%)                             494,094
-----------------------------------------------------------

NET ASSETS (100.0%)                            $123,387,188
===========================================================



NOTES TO PORTFOLIO OF INVESTMENTS:

(a) Non-income producing security.

(b) Based on the cost of investments of $84,367,402 for federal income tax purposes at September 30, 2002, the aggregate gross unrealized appreciation was $52,974,888, the aggregate gross unrealized depreciation was $14,449,196 and the net unrealized appreciation of investments was $38,525,692.


NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Wayne Hummer Investment Trust (the "Trust"), is an open-end investment company organized as a Massachusetts business trust. The Trust consists of four investment portfolios, Wayne Hummer CorePortfolio Fund, Wayne Hummer Growth Fund, Wayne Hummer Income Fund and Wayne Hummer Money Market Fund, each operating as a separate mutual fund. Presented herein are the financial statements of the Wayne Hummer Growth Fund (the "Fund"). The Fund commenced investment operations on December 30, 1983, and may issue an unlimited number of full and fractional units of beneficial interest ("Shares"). The Fund seeks to achieve long-term capital growth.

2. SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION

Investments are stated at value. Each listed and unlisted security for which last sale information is regularly reported is valued at the last reported sale price on that day. If there has been no sale on such day, the last reported sale price prior to that day is utilized if such sale is between the closing bid and asked price of the current day. If the last price on a prior day is not between the current day's closing bid and asked price, then the value of such security is taken to be the mean between the current day's closing bid and asked price. Any unlisted security for which last sale information is not regularly reported is valued at the highest closing bid price determined on the basis of reasonable inquiry. Fixed income securities are valued by using market quotations or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Debt securities having a remaining maturity of 60 days or less are valued on an amortized cost basis. Investments in other investment companies are valued at net asset value. Restricted securities and any other securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees.

SECURITY TRANSACTIONS AND INVESTMENT

Income Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis and includes amortization of premiums and accretions of discounts.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. In those cases, actual results may differ from estimates.

3. FUND SHARE VALUATION AND DIVIDENDS TO SHAREHOLDERS

Net asset value per Share generally is determined, on each day the New York Stock Exchange (the "Exchange") is open, as of the close of regular trading on the Exchange by dividing the value of net assets (total assets less liabilities) by the total number of Shares outstanding.

Ordinary income dividends are normally declared and paid in April, July, October, and December. Capital gains dividends, if any, are paid at least annually. Dividends will be reinvested in additional Shares unless a shareholder requests payment in cash. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. The amount and character of distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

4. FEDERAL INCOME TAXES

It is the Fund's policy to comply with the special provisions of the Internal Revenue Code available to investment companies and, in the manner provided therein, to distribute all of its taxable income, as well as any net realized gain on sales of investments. Such provisions were complied with and therefore no federal income tax is imposed on the Fund for distributions to shareholders. At March 31, 2002, there were no differences between the book basis and the tax basis components of net assets.

5. TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory and Management Agreement and a Portfolio Accounting Services Agreement with Wayne Hummer Asset Management Company ("Investment Adviser"). For advisory and management services and facilities furnished, the Fund pays fees of .80 of 1% on the first $100 million of average daily net assets, .65 of 1% of the next $150 million of average daily net assets and .50 of 1% of the average daily net assets in excess of $250 million. The Investment Adviser is obligated to reimburse the Fund to the extent that the Fund's ordinary operating expenses, including the fee of the Investment Adviser, exceeds 1.50% of the average daily net assets of the Fund. No reimbursements were made during the period ended September 30, 2002. During the period ended September 30, 2002, and the year ended March 31, 2002, the Fund incurred management fees of $548,843 and $1,161,614, respectively, amounting to approximately 0.75% of average daily net assets of the Fund.

The Fund pays the Investment Adviser a portfolio accounting services fee based on the level of average daily net assets plus out-of-pocket expenses.

Wintrust Financial Corporation ("Wintrust") is the sole shareholder of the Investment Adviser and the sole shareholder of North Shore Community Bank and Trust Company, the sole member of Wayne Hummer Investments L.L.C. ("WHI"). WHI serves as Shareholder Service Agent without compensation from the Fund. WHI also serves as

Distributor and received commissions of $29,957 and $77,080 from the sale of Fund Shares during the period ended September 30, 2002, and the year ended March 31, 2002, all of which were paid to brokers affiliated with the Distributor.

Pursuant to an Exemptive Order granted by the Securities and Exchange Commission, the Fund may invest in the Wayne Hummer Money Market Fund ("Money Fund"), a mutual fund managed by the Investment Adviser. The Money Fund is offered as a cash management option to the Fund and other accounts managed by the Investment Adviser. The Investment Adviser is obligated to waive any advisory fees earned from the Money Fund on such investments. Distributions received from the Money Fund are reflected as dividend income in the Statements of Operations. Amounts relating to these investments were as follows:

                                     SIX MONTHS ENDED            YEAR ENDED
                                   SEPTEMBER 30, 2002        MARCH 31, 2002
===========================================================================

  Purchases                                $8,265,597           $15,951,308
  Sales Proceeds                           $6,679,740           $13,117,087
  Dividend Income                             $44,231              $107,154
  Value                                    $7,859,404            $6,273,547
  % of Net Assets                                6.4%                  3.8%

Mr. Steven Becker, an "interested" trustee of the Fund (within the meaning of the Investment Company Act of 1940), is also an officer and director of WHI and a shareholder of Wintrust. During the period ended September 30, 2002, and the year ended March 31, 2002, the Fund made no direct payments to its officers or Mr. Becker and incurred trustee fees for its disinterested trustees of $25,600 and $34,705, respectively.

6. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) were as follows:

                                     SIX MONTHS ENDED            YEAR ENDED
                                   SEPTEMBER 30, 2002        MARCH 31, 2002
===========================================================================

  Purchases                                $4,388,116            $7,182,238
  Proceeds from sales                      $6,617,729           $11,052,737

7. FUND SHARE TRANSACTIONS

Proceeds and payments on Fund Shares as shown in the Statements of Changes in Net Assets are with respect to the following number of shares:

                                        Six months ended         Year ended
                                      September 30, 2002     March 31, 2002
===========================================================================
  Shares sold                                    165,555            231,894
  Shares issued upon reinvestment of dividends    36,465             89,650
---------------------------------------------------------------------------
                                                 202,020            321,544
  Shares redeemed                               (188,197)          (252,409)
---------------------------------------------------------------------------
  Net increase in Shares outstanding              13,823             69,135
===========================================================================

8. FEDERAL TAX STATUS OF 2002 DIVIDENDS

The income dividends and short-term capital gain distributions are taxable as ordinary income. The dividends paid to you, whether received in cash or reinvested in Shares, must be included on your federal income tax return and must be reported by the Fund to the Internal Revenue Service in accordance with U.S. Treasury Department regulations. An amount equal to 100% of ordinary income dividends paid during 2002 qualifies for the dividends-received deduction available to corporations as provided by the Internal Revenue Code.

FUND OVERVIEW

The investment objective of the Wayne Hummer Growth Fund (the "Fund") is to achieve long-term capital growth. An emphasis has been placed on identifying promising investments that would generally be characterized as mid-capitalization stocks.

The Fund's prospectus contains detailed information about permissible investments.

SERVICES AVAILABLE TO SHAREHOLDERS

SYSTEMATIC INVESTING

Simplify your savings strategy by automating your investments. The following plans allow you to purchase additional shares of the Fund for as little as $100 per month.

SYSTEMATIC INVESTMENT PLAN

You can set up a monthly withdrawal from your checking or savings account and automatically purchase shares of the Fund.

PAYROLL DIRECT DEPOSIT PLAN

You may authorize your employer to deduct money from your payroll check and send it directly to the Fund.

SOCIAL SECURITY AND OTHER GOVERNMENT CHECKS
By giving instructions to the U.S. government, they can send your payments directly to your Fund account.

Of course, even with automatic investing, the Fund cannot assure a profit or protect you against a loss in a declining market. Actual investment return and principal value of an investment will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

IRA OR RETIREMENT PLANS

Shares of the Fund may be a suitable addition to your IRA or pension plan. Contact your Investment Executive for complete details on the expanded options available for retirement planning, including the Roth IRA.

INTERNET ADDRESS: WWW.WHUMMER.COM

Those who enjoy using the computer to access information can view their account activity online. You can also find the prospectus and current prices for the Fund, along with daily market commentary and research information from Wayne Hummer Investments L.L.C.

CONTACT THE FUND AT 1-888-621-5588 OR YOUR INVESTMENT EXECUTIVE AT 1-800-621-4477 FOR MORE INFORMATION ON EACH OF THESE SERVICES.

BOARD OF TRUSTEES

Steven R. Becker
Chairman

Charles V. Doherty
Joel D. Gingiss

Patrick B. Long
James J. Riebandt

Eustace K. Shaw

START INVESTING TODAY...

For further information on any of the funds or fund services or to discuss which Fund may be appropriate for your investment needs, please contact your Wayne Hummer Investment Executive or the Fund.

CHICAGO     Toll-free: 800-621-4477   Local: 312-431-1700
            300 South Wacker Drive   Chicago, Illinois 60606-6607

APPLETON    Toll-free: 800-678-0833   Local: 920-734-1474
            200 East Washington Street   Appleton, Wisconsin 54911-5468

INTERNET    www.whummer.com

This report must be preceded or accompanied by a current prospectus of the Wayne Hummer Investment Trust.

Logo: Wayne Hummer(R) INVESTMENTS

                                   Distributor                             10/02

Logo: Wayne Hummer(R) INVESTMENTS

300 South Wacker Drive
Chicago, Illinois 60606-6607


PRESORTED
FIRST CLASS
US POSTAGE PAID
PERMIT #3600
BERWYN, IL 60402

Forwarding Service Requested

                                 Wayne Hummer(R)
                                   Income Fund

Photo of: DAVID P. POITRAS

SEMI-ANNUAL
FINANCIAL STATEMENTS (UNAUDITED)
September 30, 2002

The following discussion with portfolio manager David P. Poitras details the investment environment and strategies that affected the Wayne Hummer Income Fund over the past six months. Mr. Poitras has been the Fund's portfolio manager since its inception on December 1, 1992. He also manages the Wayne Hummer Money Market Fund portfolio.

PLEASE DESCRIBE THE RECENT INVESTMENT CLIMATE FOR FIXED INCOME SECURITIES.

The bond market rally that began in January 2000 continued through the past six months. By the end of September 2002, interest rates were near historic lows. The yield of the 10-year treasury, for example, briefly touched 3.60%, down from 5.05% at December 31, 2001. High-quality issues, such as treasuries and agencies, performed the best. Corporate bonds have struggled recently, but have also produced positive results.

WHAT CAUSED BOND PRICES TO RISE?

Bond prices are inversely tied to interest rates. When interest rates fall, bond prices rise. Interest rates generally have been falling since January 2000.

Over short periods of time, the Federal Reserve Bank can greatly influence the level of interest rates, especially short-term rates. Over the longer term, economic activity can play a major role.

Throughout 2000 and 2001, the Fed pushed short-term interest rates down from more than 6% to less than 2% where they remain today. Sluggish economic growth also contributed to the decline in rates as the demand for money, or borrowings, diminished.

HOW DID THE WHIF PERFORM IN THIS ENVIRONMENT?

For the six-month and one-year periods ended September 30, 2002, the Fund produced total returns1--dividends paid plus or minus changes in the Fund's share price--of 8.03% and 6.75%, respectively. The Merrill Lynch U.S. Corporate and Government 1-10 Year Index2--the index to which we compare the Fund's performance--posted returns of 8.24% and 7.99% over the same periods. The Fund's net asset value per share was $15.75 per share, up from $14.92 on March 31, 2002. Over the past six months, the Fund paid monthly dividends totaling $0.36 per share equivalent to a distribution rate per share of 4.69%3. At quarter-end, the yield of the Fund for the 30-day period was 4.29%. (The Fund's performance and portfolio holdings are detailed more fully within this semi-annual report.)

WHAT FACTORS INFLUENCED THE FUND'S PERFORMANCE?

The Fund's performance--or total return--is determined by two components: interest income generated from the Fund's portfolio of notes and bonds, and the change in net asset value of the Fund. A heavy weighting in high-quality issues such as U.S. Treasury, U.S. Government Agency and mortgage-backed securities (approximately 58% of total assets at September 30, 2002) enhanced the Fund's performance. This was offset somewhat by the weak price performance of a few of the Fund's corporate holdings.

PLEASE EXPLAIN THE REASONS FOR THE UNDERPERFOMANCE OF CORPORATE BONDS.

The overall corporate bond market has produced positive returns over recent periods, but those returns have been less than those of the U.S. government markets. Slow economic growth has reduced the earnings of many companies. As earnings fall, credit quality also falls. Bond buyers then demand higher yields, resulting in lower bond prices, for corporate bonds.

WHY DOES THE FUND HOLD CORPORATE ISSUES?

Corporate issues often provide high yields and good performance. We often allocate a heavy weighting of the Fund's holdings to these securities. At quarter-end, 37% of the Fund's holdings were corporate issues, down from 43% one year ago. We reduced the Fund's corporate holdings in favor of U.S. Treasury and U.S. Government Agency issues.

WHAT IS YOUR FORECAST AND STRATEGY FOR THE NEAR TERM?

Interest rates have fallen to extremely low levels. Eventually, the economy will recover. Eventually interest rates will rise, although we believe the rise will be modest. Going forward, we will seek to protect the portfolio's net asset value while generating a high level of current income. Near term we expect to continue to heavily weight the Fund's portfolio with high-quality, intermediate-term U.S. Treasury, U.S. Government Agency and mortgage-backed securities.

DO YOU HAVE ANY FINAL THOUGHTS OR COMMENTS FOR YOUR SHAREHOLDERS?

Declines in the stock market in recent years have highlighted the benefit of fixed-income securities in a portfolio to provide balance and diversification. A portfolio containing the Wayne Hummer CorePortfolio (large cap stocks), Growth Fund (mid-cap stocks), Income Fund (bonds), and Money Market Fund provides investors with such a balanced approach. Call your Wayne Hummer Investment Executive to discuss constructing a diversified mutual fund program for your portfolio.

1    The Fund's total returns exclude 1% sales charge.

2 The Merrill Lynch U.S. Corporate and Government 1-10 Year Index is an unmanaged index of fixed rate, coupon bearing government, investment grade corporate and mortgage pass-through securities.

3 Distribution rate per share is based upon dividends per share declared during the period dividend by the net asset value per share at September 30, 2002.

PERFORMANCE COMPARISON

WAYNE HUMMER INCOME FUND VS. MERRILL LYNCH U.S. CORPORATE AND GOVERNMENT 1-10 YEAR INDEX

Growth of $10,000 initial investment from inception (December 1, 1992) through September 30, 2002.

Line Chart:

                                                    Merrill Lynch U.S. Corporate
                                                    and Government
                     Income Fund                    1-10 Year Index
Dec 92               10000                          10000
                     9935                           10130
                     10327                          10531
                     10629                          10751
Sep 93               10969                          11004
                     10997                          11022
                     10783                          10812
                     10615                          10751
Sep 94               10644                          10836
                     10726                          10831
                     11231                          11303
                     11749                          11868
Sep 95               11996                          12062
                     12393                          12491
                     12218                          12389
                     12287                          12462
Sep 96               12469                          12681
                     12827                          12993
                     12747                          12987
                     13190                          13368
Sep 97               13615                          13729
                     13984                          14025
                     14181                          14249
                     14452                          14518
Sep 98               14995                          15158
                     15015                          15212
                     14854                          15184
                     14761                          15124
Sep 99               14889                          15267
                     14847                          15283
                     15155                          15510
                     15288                          15767
Sep 00               15715                          16216
                     16109                          16829
                     16674                          17392
                     16763                          17498
Sep 01               17409                          18325
                     17315                          18337
                     17203                          18282
                     17910                          18921
Sep 02               18585                          19789



AVERAGE ANNUAL TOTAL RETURN AS OF 9/30/02

                                                                 SINCE
                                                                 INCEPTION
                                                                 DATE
  ANNUALIZED RETURNS FOR THE                                     (12/1/92 -
  FOLLOWING PERIODS:                   1 YEAR       5 YEAR       9/30/02)
===========================================================================
  WAYNE HUMMER
  INCOME FUND
  (assuming 1% sales charge)           5.69%        6.21%        6.50%
---------------------------------------------------------------------------
  MERRILL LYNCH U.S. CORPORATE
  AND GOVERNMENT 1-10 YEAR INDEX       7.99%        7.58%        7.19%
---------------------------------------------------------------------------

Note: This graph compares an initial $10,000 investment in Wayne Hummer Income Fund on December 1, 1992, adjusted for the maximum sales charge of 1%, with the Merrill Lynch U.S. Corporate and Government 1-10 Year Index, which is unmanaged. All returns include reinvested dividends. Past performance does not guarantee future results. Actual investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

PORTFOLIO HIGHLIGHTS

TOP 10 BOND HOLDINGS AS OF 9/30/02:

 1. Federal Home Loan Banks, 6.50%, 11/15/05
 2. Federal Home Loan Mortgage Corporation, 5.75%, 1/15/12
 3. Federal National Mortgage Association, 6.63%, 11/15/10
 4. U.S. Treasury Note, 7.50%, 11/15/16
 5. Citifinancial, 6.63%, 6/1/15
 6. Champion International Corporation, 6.40%, 2/15/26
 7. Wells Fargo & Company, 5.90%, 5/21/06
 8. The Washington Post Company, 5.50%, 2/15/09
 9. Devon Energy Corporation, 10.25%, 11/1/05
10. Federal Home Loan Mortgage Corporation, 7.50%, 11/15/08

The top ten holdings comprise 53.4% of net assets.


Pie Chart:
  PERFORMANCE COMPOSITION AS OF 9/30/02: (% of net assets)

37%   Corporate Obligations
42%   U.S. Government and Agency Issues
16%   Mortgage-Backed Securities
2%    Preferred Stock
3%    Cash and Other

Portfolio holdings are subject to change and may not represent future portfolio composition.

STATEMENTS OF ASSETS AND LIABILITIES

                                      SEPTEMBER 30, 2002
                                              (UNAUDITED)    MARCH 31, 2002

  ASSETS
  Investments, at value:
    Unaffiliated issuers (Cost: $17,662,466
      and $18,430,068, respectively)         $18,339,077        $18,038,454
    Affiliated issuers (Cost: $266,945 and
      $102,953, respectively)                    266,945            102,953
  Interest receivable                            300,238            335,164
  Receivable for Fund Shares sold                 16,829             10,339
  Other                                            7,016              8,812
---------------------------------------------------------------------------
  Total assets                                18,930,105         18,495,722

  LIABILITIES AND NET ASSETS
  Dividends payable                               14,589             11,350
  Due to Wayne Hummer Asset Management Company     7,730              7,858
  Accrued liabilities                             13,680             20,243
---------------------------------------------------------------------------
  Total liabilities                               35,999             39,451
---------------------------------------------------------------------------
  Net assets applicable to 1,199,599
    and 1,237,409 Shares outstanding,
    no par value, equivalent to
    $15.75 and $14.92 per Share,
    respectively                             $18,894,106        $18,456,271
===========================================================================

  ANALYSIS OF NET ASSETS
  Paid in capital                            $19,045,143        $19,630,229
  Net unrealized appreciation (depreciation)
    of investments                               676,611           (391,614)
  Accumulated net realized loss on sales
    of investments                              (827,648)          (782,344)
---------------------------------------------------------------------------
  Net assets applicable to
     Shares outstanding                      $18,894,106        $18,456,271
===========================================================================

  THE PRICING OF SHARES
  Net asset value and redemption price
    per Share ($18,894,106 / 1,199,599 Shares
    outstanding and $18,456,271 / 1,237,409 Shares
    outstanding, respectively)                    $15.75             $14.92
===========================================================================
  Maximum offering price per Share (net asset
    value, plus 1.01% of net asset
    value or 1% of offering price)                $15.91             $15.07
===========================================================================

               See accompanying notes to the financial statements.

STATEMENTS OF OPERATIONS

                                      SEPTEMBER 30, 2002         YEAR ENDED
                                             (UNAUDITED)     MARCH 31, 2002

  INVESTMENT INCOME:
  Interest                                      $535,173         $1,092,207
  Dividends                                        9,080              6,315
---------------------------------------------------------------------------
  Total investment income                        544,253          1,098,522

  Expenses:
  Management fees                                 47,318             89,414
  Professional fees                               11,865             23,850
  Transfer agent fees                             11,900             23,700
  Portfolio accounting fees                        8,646             17,188
  Registration fees                                7,572             16,395
  Printing costs                                   8,712             13,036
  Custodian fees                                   6,400             11,769
  Trustee fees                                     5,468              7,900
  Other                                              950              2,400
---------------------------------------------------------------------------
  Total expenses                                 108,831            205,652
---------------------------------------------------------------------------
  Net investment income                          435,422            892,870
---------------------------------------------------------------------------

  Net realized gain (loss) on sales
     of investments                              (38,632)            95,366
  Change in net unrealized appreciation
    (depreciation)                             1,068,225           (477,491)
---------------------------------------------------------------------------
  Net gain (loss) on investments               1,029,593           (382,125)
---------------------------------------------------------------------------

  Net increase in net assets resulting
    from operations                           $1,465,015           $510,745
===========================================================================

               See accompanying notes to the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                        SIX MONTHS ENDED
                                      SEPTEMBER 30, 2002         YEAR ENDED
                                              (UNAUDITED)    MARCH 31, 2002

  OPERATIONS:
  Net investment income                         $435,422           $892,870
  Net realized gain (loss) on sales
     of investments                              (38,632)            95,366
  Change in net unrealized appreciation
    (depreciation)                             1,068,225           (477,491)
---------------------------------------------------------------------------
  Net increase in net assets resulting
     from operations                           1,465,015            510,745
---------------------------------------------------------------------------

  DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                         (442,094)          (904,942)

  FUND SHARE TRANSACTIONS:
  Proceeds from Shares sold                      887,840          2,971,600
  Shares issued upon reinvestment of dividends   344,542            697,067
---------------------------------------------------------------------------
                                               1,232,382          3,668,667

  Less payments for Shares redeemed            1,817,468          2,188,876
---------------------------------------------------------------------------
  Increase (decrease) from Fund Share
    transactions                                (585,086)         1,479,791
---------------------------------------------------------------------------

  Total increase in net assets                   437,835          1,085,594

  NET ASSETS:
  Beginning of period                         18,456,271         17,370,677
---------------------------------------------------------------------------
  End of period                              $18,894,106        $18,456,271
===========================================================================


               See accompanying notes to the financial statements.

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS ENDED
                                SEPTEMBER 30, 2002 (C)               YEAR ENDED MARCH 31,
                                           (UNAUDITED)    2002(c)       2001        2000        1999
====================================================================================================
  NET ASSET VALUE, BEGINNING OF PERIOD         $14.92     $15.21      $14.65      $15.21      $15.38

  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                          0.36       0.77        0.86        0.90        0.89
  Net realized and unrealized gains
    (losses) on investments                      0.83      (0.29)       0.56       (0.56)      (0.17)
----------------------------------------------------------------------------------------------------
  Total from investment operations               1.19       0.48        1.42        0.34        0.72

  LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.36)     (0.77)      (0.86)      (0.90)      (0.89)
----------------------------------------------------------------------------------------------------
  Net asset value, end of period               $15.75     $14.92      $15.21      $14.65      $15.21
====================================================================================================
  Total Return (a)                              8.03%      3.17%      10.02%       2.03%       4.74%

  RATIOS AND SUPPLEMENTARY DATA
  Net assets, end of period ($000's)           18,894     18,456      17,371      18,033      20,327
  Ratio of total expenses to average
    net assets                                  1.15%(b)   1.15%       1.08%       1.02%       1.01%
  Ratio of net investment income to
    average net assets                          4.62%(b)   4.98%       5.85%       5.78%       5.78%
  Portfolio turnover rate                         18%(b)     50%         37%         11%         37%


  NOTES TO FINANCIAL HIGHLIGHTS:

  (a) Excludes sales charge of 1%, which was effective August 1, 1999 for new accounts.

  (b) Ratios have been determined on an annualized basis.

  (c) As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for investment companies and began presenting paydown gains and losses on mortgage and asset-backed securities as interest income. These changes for the six months ended
  September 30, 2002 and the year ended March 31, 2002, did not affect net investment income per share or net realized and unrealized gains and losses per share. However, the ratio of net investment income to average net assets decreased from 4.69% to 4.62% for the six months ended September 30, 2002, and 5.07% to 4.98% for the year ended March 31, 2002. Per share, ratios and supplementary data for years ended prior to March 31, 2002, have not been restated to reflect this change in presentation.


               See accompanying notes to the financial statements

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2002 (UNAUDITED)


                         PRINCIPAL AMOUNT              VALUE
============================================================

Corporate Obligations (37.3%)
Auto & Machinery (2.6%)
Johnson Controls, Inc.,
7.70%, 3/1/15                    $410,000           $496,248
------------------------------------------------------------

Banks & Finance (11.7%)
American Express Company,
6.88%, 11/1/05                    250,000            280,255
Ameritech Capital Funding
Corporation,
5.95%, 1/15/38                    250,000            264,346
Citifinancial,
6.63%, 6/1/15                     500,000            560,151
Ford Motor Credit Company,
6.88%, 2/1/06                     300,000            295,265
General Electric Capital
Corporation,
6.00%, 6/15/12                    250,000            269,329
Wells Fargo & Company,
5.90%, 5/21/06                    500,000            546,189
------------------------------------------------------------
                                                   2,215,535

Electric (1.5%)
South Carolina Electric & Gas Company,
7.63%, 4/1/25                     150,000            170,014
Southwestern Public Service Company,
7.25%, 7/15/04                    100,000            107,543
------------------------------------------------------------
                                                     277,557

Oil and Gas (3.9%)
Devon Energy Corporation,
10.25%, 11/1/05                   436,000            519,411
Northwest Natural Gas Company,
6.80%, 5/21/07                    200,000            222,727
------------------------------------------------------------
                                                     742,138

Paper & Related Products (5.0%)
Champion International Corporation,
6.40%, 2/15/26                    500,000            546,995
Mead Corporation,
6.84%, 3/1/37                     350,000            390,835
------------------------------------------------------------
                                                     937,830

Publishing (2.8%)
The Washington Post Company,
5.50%, 2/15/09                    500,000            527,180
------------------------------------------------------------

Telecommunications (2.4%)
NYNEX Corporation,
9.55%, 5/1/10                     402,419            447,224
------------------------------------------------------------


                         PRINCIPAL AMOUNT              VALUE
============================================================

Transportation (1.5%)
United Air Lines, Inc.,
9.76%, 5/27/06                   $673,726           $285,006
------------------------------------------------------------

Other (5.9%)
Browning-Ferris Industries, Inc.,
6.38%, 1/15/08                    500,000            455,501
Inco Ltd., Convertible Debenture,
7.75%, 3/15/16                    473,000            475,365
Union Carbide Corp.,
6.79%, 6/1/25                     170,000            178,442
------------------------------------------------------------
                                                   1,109,308
------------------------------------------------------------

TOTAL CORPORATE OBLIGATIONS
(Cost: $7,056,775)                                 7,038,026
------------------------------------------------------------

MORTGAGE-BACKED SECURITIES (16.3%)
Collateralized Mortgage Obligations (5.5%)
Federal Home Loan Mortgage Corporation
7.50%, 11/15/08                   500,000            516,287
8.00%, 4/15/22                    500,000            514,338
------------------------------------------------------------
                                                   1,030,625

Federal National Mortgage Association (2.6%)
8.00%, 12/1/22                     37,989             41,070
7.00%, 1/1/27                     206,136            215,887
7.00%, 5/1/32                     228,514            238,657
------------------------------------------------------------
                                                     495,614

Government National Mortgage Association (8.2%)
 6.50%, 12/15/23                  192,954            202,576
 6.50%, 10/15/24                  339,701            356,649
 8.00%, 7/20/27                   262,041            281,054
 6.00%, 9/20/28                   236,131            244,347
 6.50%, 10/15/28                  169,116            176,658
 7.00%, 7/15/29                   175,129            183,972
 7.50%, 6/20/32                   105,437            111,461
------------------------------------------------------------
                                                   1,556,717
------------------------------------------------------------

TOTAL MORTGAGE-BACKED SECURITIES
(Cost: $3,018,540)                                 3,082,956
------------------------------------------------------------

                         PRINCIPAL AMOUNT              VALUE
============================================================

U.S. GOVERNMENT AND AGENCY ISSUES (42.0%)
Federal Home Loan Banks,
6.50%, 11/15/05                $2,000,000         $2,241,760
Federal Home Loan Mortgage Corporation,
5.75%, 1/15/12                  1,850,000          2,053,813
Federal National Mortgage Association,
7.13%, 2/15/05                    300,000            333,686
Federal National Mortgage Association,
6.63%, 11/15/10                 1,700,000          1,983,652
Tennessee Valley Authority,
5.88%, 4/1/36                     400,000            460,976
U.S. Treasury Note,
7.25%, 5/15/04                    250,000            272,607
U.S. Treasury Note,
7.50%, 11/15/16                   450,000            596,601
------------------------------------------------------------

TOTAL U.S. GOVERNMENT AND AGENCY ISSUES
(Cost: $7,331,756)                                 7,943,095
------------------------------------------------------------


                                   SHARES              VALUE
============================================================

PREFERRED STOCK (1.5%)
Harris Preferred Capital Corporation,
7.38%                               6,000           $151,200
Household Capital Trust VII,
7.50%                               5,000            123,800
------------------------------------------------------------

TOTAL PREFERRED STOCK
(Cost: $255,395)                                     275,000
------------------------------------------------------------

SHORT-TERM INVESTMENTS (1.4%)
Investment in Affiliated Investment Company
Wayne Hummer Money Market Fund
(Cost: $266,945)                                     266,945
------------------------------------------------------------

TOTAL INVESTMENTS (98.5%)                         18,606,022
(Cost: $17,929,411) (a)

CASH AND OTHER ASSETS,
LESS LIABILITIES (1.5%)                              288,084
------------------------------------------------------------

NET ASSETS (100.0%)                              $18,894,106
============================================================

NOTE TO PORTFOLIO OF INVESTMENTS:
(a) Based on the cost of investments of $17,929,411 for federal income tax purposes at September 30, 2002, the aggregate gross unrealized appreciation was $1,138,378, the aggregate gross unrealized depreciation was $461,767 and the net unrealized appreciation of investments was $676,611.



NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Wayne Hummer Investment Trust (the "Trust") is an open-end investment company organized as a Massachusetts business trust. The Trust consists of four investment portfolios, Wayne Hummer CorePortfolio Fund, Wayne Hummer Growth Fund, Wayne Hummer Income Fund and Wayne Hummer Money Market Fund, each operating as a separate mutual fund. Presented herein are the financial statements of the Wayne Hummer Income Fund (the "Fund"). The Fund commenced investment operations on December 1, 1992, and may issue an unlimited number of full and fractional units of beneficial interest ("Shares"). The Fund seeks to achieve a high level of current income in a manner consistent with prudent investment management.

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Fixed income securities are valued by using market quotations or independent pricing services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Investments in other investment companies are valued at net asset value. Other securities for which no market quotations are available are valued at fair value as determined in good faith by the Board of Trustees. Debt securities having a remaining maturity of less than 60 days are valued at cost (or, if purchased more than 60 days prior to maturity, the market value on the 61st day prior to maturity) adjusted for amortization of premiums and accretion of discounts.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on the trade date. Interest income is determined on an accrual basis, adjusted for amortization of premiums and accretion of discounts. Realized gains and losses from security transactions are reported on an identified cost basis.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The revised version of the Guide was effective for annual financial statements issued for fiscal years beginning after December 15, 2000 and requires investment companies to amortize premiums and accrete discounts on fixed income securities. The amortization and accretion requirement had no impact on the Funds, as the Funds were already in compliance. The revised version of the Guide also requires paydown gains and losses on mortgage and asset-backed securities to be presented as interest income as opposed to a component of realized gains and losses. The Fund adopted the paydown requirement as of April 1, 2001. The effect of this change on the Fund for the period ended September 30, 2002, and the year ended March 31, 2002, was to increase net realized gains and decrease interest income by $7,157 and $16,437, respectively. This reclassification had no effect on net assets.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. In those cases, actual results may differ from estimates.

3. FUND SHARE VALUATION AND DIVIDENDS TO SHAREHOLDERS

Net asset value per Share generally is determined, on each day the New York Stock Exchange (the "Exchange") is open for trading, as of the close of regular trading on the Exchange by dividing the value of net assets (total assets less liabilities) by the total number of Shares outstanding.

Dividends from net investment income are declared daily and distributed monthly. Capital gains dividends, if any, are paid at least annually. Dividends will be reinvested in additional Shares unless a shareholder requests payment in cash.

Income and capital gain distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States. These differences primarily relate to differing treatments for mortgage-backed securities.

4. FEDERAL INCOME TAXES

It is the Fund's policy to comply with the special provisions of the Internal Revenue Code available to investment companies and, in the manner provided therein, to distribute all of its taxable income, as well as any net realized gain on sales of investments. Such provisions were complied with and therefore no federal income tax is imposed on the Fund for distributions to shareholders.

The accumulated net realized loss on sales of investments for federal income tax purposes at March 31, 2002, amounting to $782,344, is available to offset future capital gains. If not applied, $594,108 of the loss carryforward expires in 2003, $51,741 expires in 2004, $129,493 expires in 2005, and $7,002 expires in
2008.

At year end, there were no significant differences between the book basis and tax basis components of net assets.

5. TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory and Management Agreement and a Portfolio Accounting Services Agreement with Wayne Hummer Asset Management Company ("Investment Adviser"). For advisory and management services and facilities furnished, the Fund pays fees of .50 of 1% of the first $100 million of average daily net assets, .40 of 1% of the next $150 million and .30 of 1% of the average daily net assets in excess of $250 million. The Investment Adviser is obligated to reimburse the Fund to the extent that the Fund's ordinary operating expenses, including the fee of the Investment Adviser, exceed 1.50% of the average daily net assets of the Fund. No reimbursements were made during the period ended September 30, 2002. During the period ended September 30, 2002, and the year ended March 31, 2002, the Fund incurred management fees of $47,318 and $89,414, respectively.

The Fund pays the Investment Adviser a portfolio accounting services fee based on the level of average daily net assets plus out-of-pocket expenses.

Wintrust Financial Corporation ("Wintrust") is the sole shareholder of the Investment Adviser and the sole shareholder of North Shore Community Bank and Trust Company, the sole member of Wayne Hummer Investments L.L.C. ("WHI"). WHI serves as Shareholder Service Agent without compensation from the Fund. WHI also serves as Distributor and received commissions of $4,341 and $13,105 from the sale of Fund Shares during the period ended September 30, 2002, and the year ended March 31, 2002, respectively, all of which were paid to brokers affiliated with the Distributor.

Pursuant to an Exemptive Order granted by the Securities and Exchange Commission, the Fund may invest in the Wayne Hummer Money Market Fund ("Money Fund"), a mutual fund managed by the Investment Adviser. The Money Fund is offered as a cash management option to the Fund and other accounts managed by the Investment Adviser. The Investment Adviser is obligated to waive any advisory fees earned from the Money Fund on such investments. Distributions received from the Money Fund are reflected as dividend income in the Statements of Operations. Amounts relating to these investments were as follows:

                                           SIX MONTHS ENDED      YEAR ENDED
                                         SEPTEMBER 30, 2002  MARCH 31, 2002
===========================================================================

  Purchases                                      $2,714,125      $5,906,760
  Sales Proceeds                                 $2,550,133      $5,807,237
  Dividend Income                                    $1,205          $6,315
  Value                                            $266,945        $102,953
  % of Net Assets                                      1.4%            0.6%

Mr. Steven Becker, an "interested" trustee of the Fund (within the meaning of the Investment Company Act of 1940), is also an officer and director of WHI and a shareholder of Wintrust. During the period ended September 30, 2002, and the year ended March 31, 2002, the Fund made no direct payments to its officers or Mr. Becker and incurred trustee fees for its disinterested trustees of $5,468 and $7,900, respectively.

6. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) were as follows:

                                           SIX MONTHS ENDED      YEAR ENDED
                                         SEPTEMBER 30, 2002  MARCH 31, 2002
===========================================================================

  Purchases                                      $1,613,255     $10,453,754
  Proceeds from sales                            $2,272,839      $8,700,987

7. FUND SHARE TRANSACTIONS

Proceeds and payments on Fund Shares as shown in the Statements of Changes in Net Assets are with respect to the following number of shares:

                                           SIX MONTHS ENDED      YEAR ENDED
                                         SEPTEMBER 30, 2002   MARCH 30,2002
===========================================================================

  Shares sold                                        57,666         194,056
  Shares issued upon reinvestment of dividends       22,345          45,728
---------------------------------------------------------------------------
                                                     80,011         239,784
  Shares redeemed                                  (117,821)       (144,068)
---------------------------------------------------------------------------
  Net increase (decrease) in Shares outstanding     (37,810)         95,716
===========================================================================

8. FEDERAL TAX STATUS OF 2002 DIVIDENDS

The income dividend is taxable as ordinary income. The dividends paid to you, whether received in cash or reinvested in Shares, must be included on your federal income tax return and must be reported by the Fund to the Internal Revenue Service in accordance with the U.S. Treasury Department regulations.

FUND OVERVIEW

The Wayne Hummer Income Fund (the "Fund") seeks to achieve a high level of current income in a manner consistent with prudent investment management. The Fund invests primarily in intermediate-term corporate and U.S. Government and Agency securities.

The Fund's prospectus contains detailed information about permissible investments.

SERVICES AVAILABLE TO SHAREHOLDERS

SYSTEMATIC INVESTING

Simplify your savings strategy by automating your investments. The following plans allow you to purchase additional shares of the Fund for as little as $100 per month.

SYSTEMATIC INVESTMENT PLAN

You can set up a monthly withdrawal from your checking or savings account and automatically purchase shares of the Fund.

PAYROLL DIRECT DEPOSIT PLAN

You may authorize your employer to deduct money from your payroll check and send it directly to the Fund.

SOCIAL SECURITY AND OTHER GOVERNMENT CHECKS

By giving instructions to the U.S. government, they can send your payments directly to your Fund account.

Of course, even with automatic investing, the Fund cannot assure a profit or protect you against a loss in a declining market. Actual investment return and principal value of an investment will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

IRA OR RETIREMENT PLANS

Shares of the Fund are a suitable addition to your IRA or pension plan. Contact your Investment Executive for complete details on the expanded options available for retirement planning, including the Roth IRA.

INTERNET ADDRESS: WWW.WHUMMER.COM

Those who enjoy using the computer to access information can view their account activity online. You can also find the prospectus and current prices for the Fund, along with daily market commentary and research information from Wayne Hummer Investments L.L.C.

CONTACT THE FUND AT 1-888-621-5588 OR YOUR INVESTMENT EXECUTIVE AT 1-800-621-4477 FOR MORE INFORMATION ON EACH OF THESE SERVICES.

BOARD OF TRUSTEES

Steven R. Becker
Chairman

Charles V. Doherty
Joel D. Gingiss

Patrick B. Long
James J. Riebandt

Eustace K. Shaw


START INVESTING TODAY...

For further information on any of the funds or fund services or to discuss which Fund may be appropriate for your investment needs, please contact your Wayne Hummer Investment Executive or the Fund.

CHICAGO     Toll-free: 800-621-4477   Local: 312-431-1700
            300 South Wacker Drive   Chicago, Illinois 60606-6607

APPLETON    Toll-free: 800-678-0833   Local: 920-734-1474
            200 East Washington Street   Appleton, Wisconsin 54911-5468

INTERNET    www.whummer.com

This report must be preceded or accompanied by a current prospectus of the Wayne Hummer Investment Trust.

Logo: Wayne Hummer(R) INVESTMENTS


                                   Distributor                             10/02

Logo: Wayne Hummer(R) INVESTMENTS

300 South Wacker Drive
Chicago, Illinois 60606-6607

PRESORTED
FIRST CLASS
US POSTAGE PAID
PERMIT #3600
BERWYN, IL 60402

Forwarding Service Requested

                                 Wayne Hummer(R)

                                Money Market Fund

Photo of: DAVID P. POITRAS

SEMI-ANNUAL
FINANCIAL STATEMENTS (UNAUDITED)
September 30, 2002

DEAR FELLOW SHAREHOLDER:
We are pleased to present the semi-annual financial statements of the Wayne Hummer Money Market Fund (the "Fund") for the six-month period ended September 30, 2002.

The seven-day average yield and effective yield for the Fund for the period ended September 30, 2002, was 1.13%. Since this figure represents historical data, future yields may be higher or lower.

Net assets under management at the end of the period totaled $224,296,568, a significant decrease from six months ago. This drop in net assets is due in large part to the conversion of some accounts to deposits at banks affiliated with Wayne Hummer Investments through the Insured Bank Deposits ("IBD") program. Wayne Hummer Investments began offering IBD in June 2002, as an alternative investment for excess cash positions in its brokerage accounts. Wayne Hummer Money Market Fund continues to offer a yield that is competitive with many comparable money market funds, seeks to preserve your capital investment and continues to offer a liquid investment option with services such as checkwriting, ACH purchases and Direct Deposit.

We continue to follow a conservative approach to portfolio management, investing exclusively in those short-term, fixed-income securities that present the Fund with minimal credit risk. In other words, all investments are of high credit quality.

Over the recent past, we have changed the makeup of the Fund's portfolio of investments. We have reduced the Fund's holdings in commercial paper due to diminished availability of high-quality issues. As a result, we have increased the Fund's allocation to U.S. Treasury bills and U.S. Government Agency issues and other high-quality short-term securities.

Generally, we maintain an average portfolio maturity between 30 and 60 days, ensuring a prudent balance of both superior liquidity and yield. Please refer to the following pages for detailed statements of the Fund's performance, portfolio of investments and financial condition.

We appreciate your continued support and ask that you call or write us if you have any questions about the Fund or your account.

Sincerely,

/s/ David P. Poitras

David P. Poitras
Portfolio Manager

October 24, 2002


An investment in the Wayne Hummer Money Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Yields are historical, may fluctuate, and do not guarantee future performance.

STATEMENTS OF ASSETS AND LIABILITIES

                                     SEPTEMBER 30, 2002
                                             (UNAUDITED)     MARCH 31, 2002
===========================================================================

  ASSETS
  Investments, at amortized cost           $223,531,371        $417,232,976
  Cash                                          207,704             152,087
  Interest receivable                           514,705           1,195,700
  Receivable for Fund Shares sold             2,361,265           2,712,159
  Other                                          61,502              45,820
---------------------------------------------------------------------------
  Total assets                              226,676,547         421,338,742
---------------------------------------------------------------------------

  LIABILITIES AND NET ASSETS

  Payable for Fund Shares redeemed            2,214,169           4,543,515
  Dividends payable                              55,800              99,879
  Due to Wayne Hummer Asset
    Management Company                           91,353             178,939
  Accrued liabilities                            18,657              75,468
---------------------------------------------------------------------------
  Total liabilities                           2,379,979           4,897,801
---------------------------------------------------------------------------

  Net assets applicable to Shares
     outstanding, equivalent to
     $1.00 per Share                       $224,296,568        $416,440,941
===========================================================================


STATEMENTS OF OPERATIONS

                                        SIX MONTHS ENDED
                                      SEPTEMBER 30, 2002         YEAR ENDED
                                              (UNAUDITED)    MARCH 31, 2002
===========================================================================

  INTEREST INCOME                             $2,957,176        $13,551,439
---------------------------------------------------------------------------
  EXPENSES:
  Management fees                                803,347          2,085,435
  Transfer agent fees                             83,000            215,043
  Professional fees                               40,966            110,574
  Custodian fees                                  28,780             68,638
  Trustee fees                                    22,650             56,328
  Registration fees                               15,300             56,157
  Printing costs                                  15,239             47,378
  Portfolio accounting fees                       13,817             28,201
  Insurance costs                                 11,550             24,000
  Shareholder service agent fees                    - 0 -            11,749
  Other                                            6,831             15,700
---------------------------------------------------------------------------
  Total expenses                               1,041,480          2,719,203
---------------------------------------------------------------------------

  Net increase in net assets resulting
  from operations                             $1,915,696        $10,832,236
===========================================================================


                 See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                        SIX MONTHS ENDED
                                      SEPTEMBER 30, 2002         YEAR ENDED
                                             (UNAUDITED)     MARCH 31, 2002

  OPERATIONS:
  Net investment income                       $1,915,696        $10,832,236
  Dividends to shareholders from net
    investment income                         (1,915,696)       (10,832,236)

  FUND SHARE TRANSACTIONS (DOLLAR AMOUNTS
  AND NUMBER OF SHARES ARE THE SAME):
  Proceeds from Shares sold                  551,508,684      1,122,126,481
  Shares issued upon reinvestment of dividends 1,841,938         10,664,531
---------------------------------------------------------------------------
                                             553,350,622      1,132,791,012
  Less payments for Shares redeemed         (745,494,995)    (1,138,849,738)
---------------------------------------------------------------------------
  Decrease from Fund Share transactions     (192,144,373)        (6,058,726)
---------------------------------------------------------------------------
  NET ASSETS:
  Beginning of period                        416,440,941        422,499,667
---------------------------------------------------------------------------
  End of period                             $224,296,568       $416,440,941
===========================================================================


FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                     SIX MONTHS ENDED
                                   SEPTEMBER 30, 2002               YEAR ENDED MARCH 31,
                                           (UNAUDITED)      2002        2001        2000        1999
====================================================================================================
  NET ASSET VALUE, BEGINNING OF PERIOD          $1.00      $1.00       $1.00       $1.00       $1.00
----------------------------------------------------------------------------------------------------

  INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                          0.01       0.03        0.05        0.05        0.04
  Less dividends from net
    investment income                           (0.01)     (0.03)      (0.05)      (0.05)      (0.04)
----------------------------------------------------------------------------------------------------
  NET ASSET VALUE, END OF PERIOD                $1.00      $1.00       $1.00       $1.00       $1.00
====================================================================================================
  TOTAL RETURN                                  0.58%      2.61%       5.81%       4.85%       4.82%

  RATIOS AND SUPPLEMENTARY DATA
  Net assets, end of period ($000's)          224,297    416,441     422,500     361,187     350,973
  Ratio of total expenses to average
    net assets                                  0.63%(a)   0.64%       0.72%       0.72%       0.71%
  Ratio of net investment income to
    average net assets                          1.17%(a)   2.57%       5.64%       4.74%       4.70%
====================================================================================================

NOTE TO FINANCIAL HIGHLIGHTS:
a) Ratios have been determined on an annualized basis.


                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2002 (UNAUDITED)


                                                       VALUE
============================================================

COMMERCIAL PAPER (37.6%)

Banking (2.3%)
Northern Trust Corporation
1.76%, 10/7/02                                    $5,128,512
------------------------------------------------------------

Business Finance (2.2%)
National Rural Utilities
Cooperative Finance Corp.
1.79%, 10/10/02                                    5,007,795
------------------------------------------------------------

Chemicals (4.4%)
Du Pont (E.I.) de Nemours
and Company
1.75%, 11/14/02                                    9,978,978
------------------------------------------------------------

Electric and Gas Utilities (4.9%)
Madison Gas and Electric Company
1.76%, 10/15/02                                   10,992,600
------------------------------------------------------------

Food (4.1%)
Archer-Daniels-Midland Company
1.79%, 10/22/02 - 2/28/03                          9,239,147
------------------------------------------------------------

Insurance (4.5%)
Marsh & McLennan Companies, Inc.
1.71%, 11/14/02                                    9,979,467
------------------------------------------------------------

Manufacturing (3.1%)
Parker-Hannifin Corporation
1.78%, 10/8/02                                     6,997,618
------------------------------------------------------------

Oil and Gas (5.0%)
Chevron Transport Corporation
1.75%, 10/21/02                                   11,249,241
------------------------------------------------------------

Pharmaceuticals (3.6%)
Schering Corp.
1.70%, 10/2/02                                     7,974,628
------------------------------------------------------------

Telecommunications (3.5%)
BellSouth Corporation
1.75%, 10/4/02                                     7,903,860
------------------------------------------------------------
TOTAL COMMERCIAL PAPER                            84,451,846
------------------------------------------------------------


                                                       VALUE
============================================================

U.S. GOVERNMENT AGENCY
DISCOUNT NOTES (38.0%)

Federal Farm Credit Banks
1.70%, 11/1/02                                    $6,919,036
Federal Home Loan Banks
1.70% - 1.71%, 10/16/02 - 11/13/02                32,643,518
Federal Home Loan Mortgage Corporation
1.66% - 1.72%, 10/1/02 - 11/19/02                 41,215,794
Federal National Mortgage Association
1.67%, 10/9/02                                     4,453,366
------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
DISCOUNT NOTES                                    85,231,714
------------------------------------------------------------

U.S. TREASURY BILLS (14.0%)
1.63% - 1.68%, 10/3/02 - 11/7/02                  31,298,900
------------------------------------------------------------

BANKERS ACCEPTANCES (2.7%)
Fifth Third Bank, Cincinnati, OH
1.78%, 1/6/03                                      4,976,424
Regions Bank
1.79%, 10/16/02                                      999,267
------------------------------------------------------------
TOTAL BANKERS ACCEPTANCES                          5,975,691
------------------------------------------------------------

U.S. GOVERNMENT AGENCY
NOTES (5.3%)
Federal Home Loan Banks
2.09% - 2.13%, 11/15/02 - 11/20/02                11,938,272
------------------------------------------------------------

CORPORATE NOTE (2.1%)

Business Finance (2.1%)
General Electric Capital Corp.
2.35%, 12/9/02                                     4,634,948
------------------------------------------------------------

TOTAL INVESTMENTS (99.7%)                        223,531,371

CASH AND OTHER ASSETS,
LESS LIABILITIES (0.3%)                              765,197
------------------------------------------------------------

NET ASSETS (100.0%)                             $224,296,568
============================================================

NOTES TO PORTFOLIO OF INVESTMENTS:

(a) Interest rates represent annualized yield to date of maturity on date of purchase.

(b) For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same. Likewise, carrying value approximates principal amounts.

(c) The weighted average maturity of the portfolio was 31 days at September 30, 2002.

                 See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

On July 30, 1999, the Wayne Hummer Money Fund Trust ("Predecessor Fund") was reorganized as the Wayne Hummer Money Market Fund, a separate portfolio of Wayne Hummer Investment Trust (the "Trust"), solely to change its form of legal entity. The Trust is an open-end investment company organized as a Massachusetts business trust. The Trust consists of four investment portfolios, the Wayne Hummer CorePortfolio Fund, the Wayne Hummer Growth Fund, the Wayne Hummer Income Fund and the Wayne Hummer Money Market Fund, each operating as a separate mutual fund. Presented herein are the financial statements of the Wayne Hummer Money Market Fund (the "Fund"). The Predecessor Fund commenced investment operations on April 2, 1982. The Fund may issue an unlimited number of full and fractional units of beneficial interest ("Shares"). The Fund seeks to maximize current income in a manner consistent with preservation of capital and maintenance of liquidity.

2. SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION

Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is accreted or amortized to the maturity of the instrument.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on the trade date. Investment income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States may require management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. In those cases, actual results may differ from estimates.

3. FUND SHARE VALUATION AND DIVIDENDS TO SHAREHOLDERS

Fund Shares are sold and redeemed on a continuous basis at net asset value. Net asset value per Share generally is determined, on each day the New York Stock Exchange (the "Exchange") is open for trading, as of the close of regular trading on the Exchange by dividing the value of net assets (total assets less liabilities) by the total number of Shares outstanding. Dividends are declared daily and distributed monthly in the form of additional Shares at net asset value unless the shareholder elects to have dividends paid in cash, in which case they are credited monthly to the shareholder's brokerage account with Wayne Hummer Investments L.L.C.

4. FEDERAL INCOME TAXES

It is the Fund's policy to comply with the special provisions of the Internal Revenue Code available to investment companies and, in the manner provided therein, to distribute all of its taxable income, as well as any net realized gain on sales of investments. Such provisions were complied with and therefore no federal income tax is imposed on the Fund for distributions to shareholders.

5. TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory and Management Agreement and a Portfolio Accounting Services Agreement with Wayne Hummer Asset Management Company ("Investment Adviser"), and a Distribution Agreement and a Shareholder Service Agreement with Wayne Hummer Investments L.L.C. ("Distributor and Shareholder Service Agent"). Wintrust Financial Corporation ("Wintrust") is the sole shareholder of the Investment Adviser and the sole owner of North Shore Community Bank and Trust Company, the sole member of the Distributor and Shareholder Service Agent. For advisory and management services and facilities furnished, the Fund pays fees on a declining annual basis ranging from .50 of 1% on the first $500 million of average daily net assets to .275 of 1% of average daily net assets in excess of $2.5 billion. The Investment Adviser is obligated to reimburse the Fund to the extent that the Fund's ordinary operating expenses, including the fee of the Investment Adviser, exceed 1% of average daily net assets on an annual basis. There were no reimbursements during the period ended September 30, 2002. During the period ended September 30, 2002, and the year ended March 31, 2002, the Fund incurred management fees of $803,347 and $2,085,435, respectively.

Pursuant to an Exemptive Order of the Securities and Exchange Commission, Shares of the Fund may be purchased by the Wayne Hummer CorePortfolio Fund, Growth Fund and Income Fund ("Affiliated Funds"). The Investment Adviser is obligated to waive any advisory fees it earns as a result of investments by Affiliated Funds.

The Fund pays the Investment Adviser a portfolio accounting services fee based on the level of average daily net assets plus out-of-pocket expenses. The Fund reimburses the Shareholder Service Agent for the approximate cost of processing Fund Share transactions and maintaining shareholder accounts.

Mr. Steven Becker, an "interested" trustee of the Fund (within the meaning of the Investment Company Act of 1940), is also an officer and director of the Distributor and Shareholder Service Agent and a shareholder of Wintrust. During the period ended September 30, 2002, and the year ended March 31, 2002, the Fund made no direct payments to its officers or Mr. Becker and incurred trustee fees for its disinterested trustees of $22,650 and $56,328, respectively.

6. FEDERAL TAX STATUS OF 2002 DIVIDENDS

The income dividends are taxable as ordinary income. The dividends paid to you, whether received in cash or reinvested in Shares, must be declared on your federal income tax return and must be reported by the Fund to the Internal Revenue Service in accordance with U.S. Treasury Department regulations.

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BOARD OF TRUSTEES

Steven R. Becker
Chairman

Charles V. Doherty
Joel D. Gingiss

Patrick B. Long
James J. Riebandt

Eustace K. Shaw


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For further information on any of the funds or fund services or to discuss which
Fund may be appropriate for your investment needs, please contact your Wayne Hummer Investment Executive or the Fund.

CHICAGO     Toll-free: 800-621-4477   Local: 312-431-1700
            300 South Wacker Drive   Chicago, Illinois 60606-6607

APPLETON    Toll-free: 800-678-0833   Local: 920-734-1474
            200 East Washington Street   Appleton, Wisconsin 54911-5468

INTERNET    www.whummer.com

This report must be preceded or accompanied by a current prospectus of the Wayne Hummer Investment Trust.

Logo: Wayne Hummer(R) INVESTMENTS

                                   Distributor                             10/02

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